AS FILED WITH THE SECURITIES
AND EXCHANGE COMMISSION
ON 07/16/2013

FILE NOS: 811-08228
33-73248

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X ]
Pre-Effective Amendment No.
Post-Effective Amendment No.	[ ]
and	[58]
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	[X ]
Amendment No.	[59]

(Check appropriate box or boxes.)

THE TIMOTHY PLAN
(Exact name of Registrant as Specified in Charter)

1055 MAITLAND CENTER COMMONS
MAITLAND, FL  32751
(Address of Principal Executive Office)

407-644-1986
(Registrant's Telephone Number, including Area Code:)

ARTHUR D. ALLY, 1055 MAITLAND CENTER COMMONS
MAITLAND, FL  32751
(Name and Address of Agent for Service)

Please send copy of communications to:
DAVID D. JONES, ESQUIRE
422 Fleming Street, Suite 7
Key West, FL  33040

Approximate Date of Proposed Public Offering:  As soon as practicable following effective date.

It is proposed that this filing will become effective (check appropriate box):

/ /	immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date),pursuant to paragraph (a)(3)
/ /	75 days after filing pursuant to paragraph (a)(2)
/X/	on October 1, 2013 pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant declares hereby that an indefinite number or amount of its securities has been registered by this Registration Statement.

A Rule 24f-2 Notice for the Trust’s fiscal year ended September 30, 2012 was filed on December 11, 2012.

STATUTORY PROSPECTUS

October 1, 2013

TIMOTHY PLAN FAMILY OF FUNDS

TIMOTHY PLAN GROWTH & INCOME FUND

TICKER SYMBOL
Class A	-----
Class C	-----
Class I	-----

The Timothy Plan believes that it has a responsibility to invest in a moral and ethical manner.  Accordingly, the Fund will not invest in any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.  Securities issued by companies engaged in these prohibited activities are excluded from the Fund's portfolio and are referred to throughout this Prospectus as "Excluded Securities".  Under a zero-tolerance policy, Excluded Securities will not be purchased by any of our Funds.  Timothy Partners, Ltd.  (“TPL”) is Investment Advisor to the Fund and is responsible for determining those securities that are Excluded Securities, and reserves the right to exclude investments, in its best judgment, in other companies whose practices may not fall within the exclusions described above, but nevertheless could be found offensive to basic, traditional Judeo-Christian values.  Further, if a company whose securities are being held by one of our Funds is subsequently discovered to be engaged in a prohibited practice, that security will be sold as soon as is reasonably practicable.

Because the Fund will not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund’s pool of eligible investments may be limited to a certain degree.  Although TPL believes that the Fund can achieve its investment objective within the parameters of ethical investing, eliminating Excluded Securities as investments may have an adverse effect on the Fund’s performance and ongoing expenses.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Table of Contents
Section 1 | Fund Summary
This section provides you with an overview of the Fund, including investment objectives, fees and expenses, and historical performance information.

Growth and Income Fund	---

Section 2 | Additional Information About the Fund
This section sets forth a general description of important information you should know about the Fund.

Growth & Income Fund	---

Section 3 | Who Manages Your Money
This section gives you a detailed discussion of our Investment Advisor and Investment Manager.

The Investment Advisor	---
The Investment Manager	---

Section 4 | How You Can Buy and Sell Shares
This section provides the information you need to move money into or out of your account.

What Share Classes We Offer	---
How to Buy Shares	---
How to Sell Shares	---

Section 5 | General Information
This section summarizes the Fund's distribution policies and other general Fund information.

Dividends, Distributions and Taxes	---
Net Asset Value	---
Fair Value Pricing	---
Frequent Trading	---
Fund Service Providers	---
Privacy Policy	---
Customer Identification Program	---

Section 6 | Financial Highlights
This section provides the Fund's financial performance for the past six fiscal periods.	---

Section 7 | For More Information
This section tells you how to obtain additional information relating to the Fund.	---

2 | Page

FUND SUMMARY

TIMOTHY PLAN FAMILY OF FUNDS

Growth & Income Fund

CLASS A:	?????
CLASS C:	?????
CLASS I:	?????

INVESTMENT OBJECTIVE

The investment objective of this Fund is to provide total return through a combination of growth and income and preservation of capital in declining markets.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page __ of the prospectus and “Purchase, Redemption, and Pricing of Shares” on page __ of the Fund's Statement of Additional Information.

Shareholder Fees
(fees paid directly from your investment)

	Class A	Class C	Class I
Maximum sales charge (load) imposed on purchases (as % of offering price)	5.50%	None	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds) (1)	None	1.00%	None
Redemption fees	None	None	None
Exchange fees	None	None	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fee	0.85%	0.85%	0.85%
Distribution/Service(12b-1 Fees)	0.25%	1.00%	0.00%
Other Expenses (including administrative fees, transfer agency fees, sub-transfer agency fees, and all other ordinary operating expenses not listed above)	0.49%	0.49%	0.49%
Fees and Expenses of Acquired Funds	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses (1)	1.59%	2.34%	1.34%

(1)	“Other Expenses” are estimated for the Fund's first year of operations.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  For each share class offered, the Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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	1 Year	3 Years
Class A	$703	$1,024
Class C	$337	$730
Class I	$136	$425

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
Class A	$703	$1,024
Class C	$237	$730
Class I	$136	$425

For Class A and Class C shares, the Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the fund’s performance. The Fund is new and has not yet had any portfolio turnover.

PRINCIPAL INVESTMENT STRATEGIES

•
Under normal circumstances, the Fund invests primarily in equity securities of foreign and domestic companies that the Adviser believes are undervalued, and in fixed income securities. The Fund will normally hold both equity securities and fixed income securities, with at least 25% of its assets in equity securities and at least 25% of its assets in fixed income securities.

Equity securities that the Fund will principally invest in are common stocks, preferred stocks and exchange traded funds (“ETFs”) that invest primarily in equity securities. Some or all of the equity portion of the Fund may be invested in small and micro capitalization companies. Fixed income securities that the Fund will principally invest in are U.S. government securities, corporate bonds, municipal bonds and/or sovereign bonds of any maturity, as well as ETFs that invest primarily in such securities. Any non-US government securities in the Fund’s portfolio will consist primarily of issues rated “Baa2” or better by Moody”s Investors Service, Inc. (“Moody’s”) or “BBB” or better by Standard & Poor’s Ratings Group (“S&P”) and unrated securities determined by the Adviser to be of equivalent quality, as well as high quality money market instruments. The Fund will attempt to provide total return in excess of the rate of inflation over the long term (3 to 5 years).

•
The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

PRINCIPAL RISKS

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund.

•
Equity Market Risk: Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

•
Fixed Income Risk: The Fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income securities generally will decline, and those securities with longer terms generally will decline more. Your investment will decline in value if the value of the Fund’s investments decreases. There is a risk that issuers and counterparties will not make payments on fixed income securities and repurchase agreements held by the Fund. Such defaults could result in losses to the Fund. Securities with lower credit quality have a greater risk of default. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

•
Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

•
Small Cap Company Risk: Smaller capitalization companies may experience higher failure rates than do larger capitalization companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Such companies may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger capitalization companies. Some small capitalization stocks may be illiquid. These risks may be enhanced for micro cap securities. Many micro cap companies tend to be new and have no proven track record. Some of these companies have no assets or operations, while others have products and services that are still in development or have yet to be tested in the market. Because micro cap stocks trade in low volumes, any size of trade can have a large percentage impact on the price of the stock.

4 | Page

•
Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

•
Municipal Securities Risk: The power or ability of an issuer to make principal and interest payments on municipal securities may be materially adversely affected by economic conditions, litigation or other factors. The Fund's right to receive principal and interest payments may be subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, as wells as laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal and/or interest or imposing other constraints upon the enforcement of such obligations. In addition, substantial changes in federal income tax laws could cause municipal security prices to decline because the demand for municipal securities is strongly influenced by the value of tax exempt income to investors.

•
Sovereign Debt Risk: The Fund may invest in sovereign debt obligations. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s net asset value, may be more volatile than prices of U.S. debt obligations.

•
Exchange Traded Fund Risk: An ETF may trade at a discount to its net asset value. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund’s direct fees and expenses. The Fund will also incur brokerage costs when it purchases shares of ETFs. In addition, the Fund will be affected by losses of the underlying ETF and the level of risk arising from the investment practices of the underlying ETF.

Who Should Buy This Fund

This Fund is most appropriate for investors who understand the risks of investing in smaller companies and who are willing to accept moderate amounts of volatility and risk.

PAST PERFORMANCE

This Section illustrates the variability of the Fund’s returns and provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

This is a new Fund without an operating history.  Accordingly, performance information is not available at this time.

MANAGEMENT

Investment Advisor

Timothy Partners, Ltd.

Sub-Advisor

James Investment Research, Inc. serves as the Investment Manager to the Fund.

Portfolio Managers

The Fund is managed by an investment committee of the Adviser consisting of the following seven members:

Dr. Frank James, PhD Portfolio Manager Since 2013	Barry James, CFA, CIC Portfolio Manager Since 2013	Ann M. Shaw, CFP Portfolio Manager Since 2013	Thomas L. Mangan Portfolio Manager Since 2013

David W. James, CFA Portfolio Manager Since 2013	R. Brian Culpepper Portfolio Manager Since 2013	Brian Shepardson, CFA, CIC Portfolio Manager Since 2013

Page | 5

PURCHASE AND SALE OF FUND SHARES

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business.  For Class A and Class C Shares, the minimum initial purchase or exchange into the Fund is $1000, or $50 through monthly systematic investment plan accounts.  There is no minimum subsequent investment amount.  There are no minimums for purchases or exchanges through employer-sponsored retirement plans, IRAs, or other qualified plans.  Class I shares are only available to fee based investment advisors for the benefit of their clients, institutional investors, and certain investment platforms.  For Class I Shares, the minimum initial purchase or exchange into the Fund is $25,000.  The minimum subsequent investment amount is $5,000.   The Fund shares are redeemable on any business day by contacting your financial advisor, or by written request to the Fund, by telephone, or by wire transfer.The Fund shares are redeemable on any business day by contacting your financial advisor, or by written request to the Fund, by telephone, or by wire transfer.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its distributor may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment.  Ask your sales person or visit your financial intermediary’s website for more information.

Section 2 | Additional Information About The Fund

The Investment Manager does much of its own research using quantitative databases and statistical expertise and other elements to help predict future stock and bond price movements. The Investment Manager employs a proprietary investment model to select equity securities for the Funds that it believes are undervalued and more likely to appreciate. The Investment Manager focuses on characteristics such as management commitment, value and neglect, and on equity securities that are underrepresented by institutional investors. The Investment Manager also assesses a number of fundamental factors such as earnings, earnings trends, price earnings multiples, return on assets and other financial statement data, as well as other proprietary calculations. The model evaluates over 8,500 companies of all capitalization ranges. For the Fund, the Investment Manager refines the model by using a capitalization screen and evaluates thousands of companies within the appropriate capitalization range. The Investment Manager normally will sell a security when the investment no longer meets the Investment Manager’s investment criteria.

The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and other investment companies in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs to track their applicable indices. The market value of the ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF's shares trade at a discount to its net asset value.

For temporary defensive purposes, under adverse market conditions, the Fund may hold all or a substantial portion of its assets in a combination of U.S. Government or high quality money market instruments, repurchase agreements collateralized by such securities, money market funds or other cash equivalents. If the Fund acquires shares of another mutual fund, including a money market fund, you will be subject to additional management fees and other fees and expenses attributable to the underlying fund. The Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. When and to the extent the Fund assumes such a temporary defensive position, it may not pursue or achieve its investment objective. The Fund’s investment objective may be changed without shareholder approval. However, you will be given advance notice of any changes.

The Fund may invest in sovereign debt. Sovereign debt is debt issued by national governments. A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor's policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debts. Under the doctrine of sovereign immunity, the repayment of sovereign debt cannot be forced by creditors and it is thus subject to compulsory rescheduling, interest rate reduction, or even repudiation. The only protection available to creditors is threat of the loss of credibility and lowering of the international standing (the sovereign debt rating) of the country which may make it much more difficult to borrow in the future.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Funds' SAI.

6 | Page

Section 3 | Who Manages Your Money

To help you understand how the Fund's assets are managed, this section includes a detailed discussion of the Fund's Investment Advisor and Investment Manager.  For a more complete discussion of these matters, please consult the Statement of Additional Information, which is available by calling (800) 846-7526 or by visiting Timothy Plan’s website at www.timothyplan.com.

The Investment Advisor

TIMOTHY PARTNERS, LTD.

Timothy Partners, Ltd.  (“TPL”), 1055 Maitland Center Commons Boulevard,, Maitland, FL 32751, is a Florida limited partnership organized on December 6, 1993, and is registered with the Securities and Exchange Commission as an investment advisor.  TPL supervises the investment of the assets of the Fund in accordance with the objectives, policies and restrictions of the Trust.  TPL approves the portfolio of securities selected by the Investment Managers.  To determine which securities are Excluded Securities, TPL conducts its own research and consults a number of Christian ministries on these issues.  TPL retains the right to change the sources from whom it acquires its information, at its discretion.  TPL has been the advisor to the Fund since its inception.

COVENANT FUNDS, INC.

Covenant Funds, Inc., a Florida corporation (“CFI”), is the managing general partner of TPL.   Arthur D. Ally is President, Chairman and Trustee of the Trust, as well as President and 75% shareholder of CFI.   Mr. Ally had over eighteen years of experience in the investment industry prior to founding TPL, having worked for Prudential Bache, Shearson Lehman Brothers and Investment Management & Research.  Some or all of these firms may be utilized by an Investment Manager to execute portfolio trades for a Fund.  Neither Mr. Ally nor any affiliated person of the Trust will receive any benefit from such transactions.

For its services, TPL is paid an annual fee equal to 0.85% on the Fund.

TPL, with the Trust’s consent, has engaged the services of the Investment Manager described below to provide day-to-day investment advisory services to the Fund.  TPL pays all fees charged by the Investment Manager for such services.

A discussion of the considerations employed by the Board of Trustees in their approval of TPL as Advisor to the Fund, and the Investment Manager as manager of the Fund, is available in the Funds’ audited annual report dated September 30, 2013.

The Investment Manager

James Investment Research, Inc. (the “Investment Manager”), P.O. Box 8, Alpha, Ohio 45301, subject to the oversight of the Advisor, manages the day-to-day investment decisions of the Fund and continuously reviews, supervises and administers the Fund's investment program. The Investment Manager was established in 1972 and provides advice to institutional as well as individual clients.

Portfolio Management
The Fund is managed by an investment committee of the Investment Manager, which consists of seven members. The investment committee makes the investment decisions for the Fund and is primarily responsible for the day-to-day management of the Fund's portfolio of securities. The SAI provides additional information about each portfolio manager's compensation, other managed accounts by the portfolio managers, and ownership of securities in the Fund. The members of the investment committee are listed below. Each member of the investment committee has held his or her position with the Investment Manager for at least five years unless otherwise indicated.

Dr. Frank James, PhD, is the Founder and Chairman of the Investment Manager and team leader of the investment committee. Dr. James earned his Ph.D. from Rensselaer Polytechnic Institute in 1967. Dr. James was formerly in charge of the graduate management program and a professor of Management and Statistics at the Air Force Institute of Technology. His current responsibilities include overseeing the Adviser's investment management and research.

Barry R. James, CFA, CIC is President of the Investment Manager and a portfolio manager. Prior to September 2007, Mr. James was Executive Vice president of the Investment Manager.  He received his undergraduate degree from The United States Air Force Academy and his Master’s Degree from Boston University.  He joined the Investment Manager in its beginning years before a tour of duty as an officer with the United States Air Force. He returned to the Investment Manager in 1986. Mr. James currently oversees the management of the Investment Manager.

Ann M. Shaw, CFP, joined the Investment Manager in 1978 and is the Chief Operating Officer and a portfolio manager. She is involved in security analysis and client service. Ms. Shaw received her Bachelor's Degree from Capital University.

Thomas L. Mangan joined the Investment Manager in 1994 and is a Senior Vice President and a portfolio manager. Prior to September 2006, Mr. Mangan was Vice President of the Investment Manager.  He is a graduate of The Ohio State University and earned his MBA from The University of Notre Dame in 1974.  Mr. Mangan has over 35 years experience in trading and portfolio management including positions in New York, London and Chicago. He is a Chartered Mutual Fund Counsel (“CMFC”) and has been an adjunct professor in the Finance Department at Wright State University since 2000.

David W. James, CFA, joined the Investment Manager in 1981 and is a Senior Vice President of Research and a portfolio manager. Prior to September 2006, Mr. James was Vice President of the Investment Manager.  His responsibilities include research projects and statistical analysis.  Mr. James studied computer science and statistics at Florida State University and Wright State University.

Page | 7

R. Brian Culpepper joined the Investment Manager in 1995, and is a portfolio manager. Mr. Culpepper is involved in equity research. He is a graduate of Wright State University in Dayton, Ohio where he earned a double Bachelor of Science degree in Management Information Systems and Management in 1995 and an MBA in 2005 and is a CMFC.

Brian Shepardson, CFA, CIC joined the Investment Manager in 1999. He is a portfolio manager and is involved in equity and fixed income research. Mr. Shepardson obtained his BBA from the University of Cincinnati in 1996 and holds a CFA charter and is a CMFC.

Portfolio managers rotate through various positions to ensure depth of skills and familiarity with the investment process. Portfolio managers are limited by the objectives and constraints of the Fund and by the strategies adopted by the investment committee of the Adviser.

A MORE COMPREHENSIVE DISCUSSION OF THE ADVISOR’S AND THE INVESTMENT MANAGER’S ACTIVITIES, COMPENSATION, AND OTHER ACCOUNTS AND ACCOUNT TYPES MANAGED BY THE INVESTMENT MANAGERS MAY BE FOUND IN THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED OCTOBER 1, 2013.  THE SAI IS AVAILABLE UPON REQUEST AT NO CHARGE BY CALLING THE FUND AT (800) 846-7526.

Section 4 | How You Can Buy and Sell Shares

What Share Classes We Offer

Each Fund offers you a choice of three different classes in which to invest. The main differences between each Class are sales charges and ongoing fees. Each Share Class in any Fund represents interests in the same portfolio of investments in that Fund. When deciding which Class of shares to purchase, you should consider your investment goals, present and future amounts you may invest in the Fund(s), and the length of time you intend to hold your shares. You should consider, given the length of time you may hold your shares, whether the ongoing expenses of Class C shares will be greater than the front-end sales charge of Class A shares, and to what extent such differences may be offset by the lower ongoing expense ratio on Class A shares.

CLASS A SHARES

Class A shares are offered at their public offering price, which is net asset value per Class A share plus the applicable sales charge. The sales charge varies, depending on which Fund you choose and how much you invest. There are no sales charges on reinvested distributions. The following sales charges(1) apply to Class A shars of the Fund:

Amount Invested	As a % of Offering Price	As a % of Amount Invested	Dealer Concession as a % of Offering Price
Up to $50,000	5.50%	5.82%	5.00%
$50,000 to 99,999	4.50%	4.71%	4.00%
$100,000 to 249,000	3.50%	3.63%	3.00%
$250,000 to 499,999	2.50%	2.56%	2.00%
$500,000 to 999,999	1.50%	1.52%	1.00%
$1,000,000 and up (3)	0.00%	0.00%	0.00%

(1)	There are no sales charges on exchanges of Class A shares of a Timothy Plan Fund for Class A shares of any other Timothy Plan Fund.

(2)
The Trust’s Distributor, Timothy Partners, Ltd., will pay a finder’s fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

(3)
The Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee of 0.50% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $4 million, and 0.25% on all amounts in excess of $4 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

The Trust’s distributor will pay the appropriate dealer concession to those selected dealers who have entered into an agreement with the distributor to sell shares of the Funds. The dealer’s concession may be changed from time to time. The distributor may from time to time offer incentive compensation to dealers who sell shares of the Funds subject to sales charges, allowing such dealers to retain an additional portion of the sales load. A dealer who receives 90% or more of the sales load may be deemed to be an “underwriter” under the Securities Act of 1933, as amended.

CLASS C SHARES

Class C shares are sold at net asset value without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Fund of your choice. However, Class C shares of the Traditional Funds pay an annual 12b-1 shareholder servicing fee of 0.25% of average daily net assets and an additional distribution fee of 0.75% per annum of average daily net assets. Class C shares of the Asset Allocation Funds pay an annual 12b-1 distribution fee of 0.75% of average daily net assets. Class C shares of the Asset Allocation Funds also indirectly incur an additional shareholder servicing fee of 0.25% per annum of average daily net assets resulting from the underlying Traditional Funds in which the Asset Allocation Funds invest.

8 | Page

In order to recover commissions paid to dealers on investments in Class C shares, you will be charged a contingent deferred sales charge (“CDSC”) of 1.00% of up to the total value of your redemption if you redeem your shares within thirteen months from the date of purchase. No CDSC is charged on reinvested dividends or capital gains, amounts purchased more than thirteen months prior to the redemption, increases in the value of the shares owned, on any redemption in an amount of ten percent (10%) or less of the initial purchase, upon the event of the death of the shareholder (unless the account is held in joint name and the survivor liquidates the shares) or shares placed in qualified plans employing a third party administrator.

CLASS I SHARES

Class I shares are offered at net asset value per Class I share without any sales charge.  There are no contingent deferred sales charges, redemption fees or exchange fees, and no ongoing distribution/service fees.

How To Reduce Your Sales Charge

EXEMPTIONS FROM SALES CHARGES

Accounts that purchased Class A shares on or before September 22, 1997 are not subject to sales charges in those original accounts on any future purchases of Class A shares of any Timothy Fund, including exchanges. The exemption for these accounts applies only so long as the original account is not altered, amended, transferred, conveyed or closed.

The Trust will also waive sales charges on purchases of Class A shares of any Timothy Fund by:

1.	fee-based registered investment advisors for their clients, broker/dealers with wrap fee accounts,
2.	broker/dealers with wrap fee accounts
3.
registered investment advisors, and registered representatives and employees of broker/dealers that are members of the Master Selling Group for their own accounts, or family members of their household,

4.
trustees, directors, officers, agents, employees, and employee-related accounts of the Trust or any entity which provides services to the Timothy Plan pursuant to a written agreement for such services approved by the Board of Trustees of the Timothy Plan,

5.
financial intermediaries who have entered into an agreement with the Fund’s distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers.

The Trust may also, in its sole discretion, waive sales charges on purchases of Class A shares:

1.	by churches purchasing directly from the Fund(s) for their own accounts,
2.
by religious-based charitable organizations and foundations purchasing directly from the Fund(s) for themselves, for an organization’s retirement plan that places either (i) 200 or more participants or (ii) $300,000 or more of combined participant initial assets into the Funds (the Trust, in its sole discretion, may lower these minimums),

3.	by shareholders of Timothy Plan Funds who have liquidated shares and are repurchasing shares in any Timothy Plan Fund within 90 days of the liquidation,
4.	under circumstances in which the waiving of such charges are deemed by the Trust to be in the best interests of the Trust and its shareholders .

For purchasers that qualify for sales load waivers, Class A shares will be purchased at net asset value.

REDUCED SALES CHARGES

You may qualify for a reduced sales charge by aggregating the higher of the original purchase or the most recent net asset values of all the load shares you and your related accounts previously purchased and currently hold in any Fund with the dollar amount of shares to be purchased. For example, if you and your related accounts already owned Class A or Class C shares in one or more of the Funds with aggregate purchases or current value of $950,000 at the close of business on the day your order to purchase is received, and you decided to purchase an additional $60,000 of Class A shares of any load Fund, there would be no sales charge on that purchase because with the additional purchase, you will have accumulated more than $1,000,000 in all load Funds of the Trust. Related accounts include and are limited to accounts established by or for you, your parents, in-laws, spouse, children, or grandchildren, including trust, beneficiary and grantor accounts. Related accounts also include participants in their individual employer-sponsored retirement programs. It may be necessary to notify the Fund of related accounts providing the account numbers of the related accounts, or the name of the retirement plan if applicable, to be certain you receive the appropriate break point discount. To ensure the charges assessed against your account are at the appropriate breakpoint level, you should retain any records necessary to substantiate historical costs because the Fund, its transfer agent, and financial intermediaries may not maintain this information.

REINSTATEMENTS

You may request reinstatement (the repurchase of Fund shares after having liquidated them earlier) within ninety days of the liquidation of Class A Fund shares. Reinstatements are at NAV up to the dollar amount liquidated. Reinstatement purchases are available for any Fund repurchased, regardless of which Fund was liquidated. Reinstatement purchases may be affected for the same or any related account.

LETTER OF INTENT

You can immediately qualify for a reduced or eliminated sales charge by signing a non-binding letter of intent stating your intention to buy an amount of shares in the Fund(s) during the next thirteen (13) months sufficient to qualify for the reduction or elimination. Your letter will not reduce charges assessed on purchases made more than 90 days prior to the letter, however, those purchases will aggregate with future purchases . During the term of your letter of intent, the transfer agent will hold in escrow shares representing the highest applicable sales load for the Fund(s) in which you have purchased shares, each time you make a purchase. Any shares you redeem during that period will count against your commitment. If, by the end of your commitment term, you have purchased all the shares you committed to purchase, the escrowed shares will be released to you. If you have not purchased the full amount of your commitment, your escrowed shares will be redeemed in an amount equal to the sales charge that would apply if you had purchased the actual amount in your account(s) all at once. Any escrowed shares not needed to satisfy that charge would be released to you.

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How To Buy Shares

OPENING AND ADDING TO YOUR ACCOUNT

Class I shares are offered only through fee based investment advisors for the benefit of their clients, institutional investors, and through certain investment platforms. Any questions you may have can be answered by calling (800) 846-7527.

Payments for Fund shares must be in U.S. dollars, and in order to avoid fees and delays, should be drawn on a U.S. bank.  Please remember that the Trust reserves the right to reject any purchase order for Fund shares.  Timothy Plan accepts personal checks made payable to the Timothy Plan. Unless pre-authorized by the Fund at the Fund’s sole discretion, the Timothy Plan will not accept third party checks.

The minimum investment amounts for Class A and Class C shares are:

Type of Investment Account	Minimum Initial Purchase Amount	Minimum Subsequent Purchase Amount
Regular Accounts	$1,000	$5,000
Qualified Retirment Plans and Coverdale Education Accounts	None	None
Automatic Investment Accounts	$50	$50 pre month
Broker Wrap-Fee Accounts	None	None

The minimum initial investment amount for Class I shares, is:

Type of Investment Account	Minimum Initial Purchase Amount	Minimum Subsequent Purchase Amount
Regular Accounts	$25,000	$5,000

TO OPEN AN ACCOUNT BY MAIL

To make your initial investment in a Fund, simply complete the Account Registration Form included with this Prospectus, make a check payable to the Fund of your choice, and mail the Form and check to:

The Timothy Plan
c/o Gemini Fund Services LLC
4020 S 147th Street, Suite 2
Omaha, NE 68123

To make subsequent purchases, simply make a check payable to the Fund of your choice and mail the check to the above-mentioned address.  Be sure to note your account number on the check.

Your purchase order, if accompanied by payment, will be processed upon receipt by Gemini Fund Services, each Fund’s transfer agent (the “Transfer Agent”).  If the Transfer Agent receives your order and payment by the close of regular trading on the NYSE (currently 4:00 p.m.  Eastern time), your shares will be purchased at the applicable Fund’s public offering price calculated at the close of regular trading on that day.  Otherwise, your shares will be purchased at the public offering price determined as of the close of regular trading on the next business day.  When you make your initial purchase of Fund shares, be sure to indicate which Class of shares you wish to purchase.  If you do not select a share class, Class A shares will be purchased for you.  For subsequent purchases, additional shares of your currently owned share class will be purchased unless you indicate otherwise on your purchase order.

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PURCHASING SHARES BY WIRE TRANSFER
To make an initial purchase of shares by wire transfer, you need to take the following steps:

1.	Fill out and mail or fax (402-963-9094) an Account Registration Form to the Transfer Agent.
2.	Call (800) 662-0201 to inform us that a wire is being sent.
3.	Obtain an account number from the Transfer Agent.
4.	Ask your bank to wire funds to the account of:

First National Bank of Omaha
Cinti/Trust, ABA #	104000016
Credit:	The Timothy Plan
Account #:	110333337
For further credit to:	(Your Name and Account #)

Include your name(s), address and taxpayer identification number or Social Security number on the wire transfer instructions.  The wire should state that you are opening a new Fund account.

The Trust allows investors to fax an Account Registration Form to the Transfer Agent as a convenience for the investor.  However, if you fax your Form to the Transfer Agent, you must also mail the original to the Transfer Agent for the Trust’s permanent files.

To make subsequent purchases by wire, ask your bank to wire funds using the instructions listed above, and be sure to include your account number on the wire transfer instructions.

If you purchase Fund shares by wire, you must complete and file an Account Registration Form with the Transfer Agent before any of the shares purchased can be redeemed.  Either fill out and mail the Form included with this prospectus, or call the Transfer Agent and they will send you an application.  You should contact your bank (which will need to be a commercial bank that is a member of the Federal Reserve System) for information on sending funds by wire, including any charges that your bank may make for these services.

PURCHASES THROUGH FINANCIAL SERVICE ORGANIZATIONS

You may purchase shares of the Funds through participating brokers, dealers, and other financial professionals.  Simply call your investment professional to make your purchase.  If you are a client of a securities broker or other financial organization, such organizations may charge a separate fee for administrative services, ticket fees, redemption fees, and other fees in connection with investments in Fund shares and may impose account minimums and other requirements.  These fees and requirements would be in addition to those imposed by the applicable Fund.  If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you).  Securities brokers and other financial organizations have the responsibility of transmitting purchase orders and funds, and of crediting their customers’ accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.

PURCHASING SHARES BY AUTOMATIC INVESTMENT PLAN

You may purchase Class A and Class C shares of the Fund through an Automatic Investment Plan (the “AIP”). The AIP provides a convenient way for you to have money deducted directly from your checking, savings, or other accounts for investment in shares of the Fund. You can take advantage of the AIP by filling out the AIP application, included with this Prospectus. You may only select this option if you have an account maintained at a domestic financial institution which is an Automated Clearing House member for automatic withdrawals under the AIP. The Trust may alter, modify, amend or terminate the AIP at any time, and will notify you at least 30 days in advance if it does so. For more information, call the Transfer Agent at (800) 662-0201.

RETIREMENT PLANS

Retirement plans may provide you with a method of investing for your retirement by allowing you to exclude from your taxable income, subject to certain limitations, the initial and subsequent investments in your plan and also allowing such investments to grow without the burden of current income tax until moneys are withdrawn from the plan. Contact your investment professional or call the Trust at 1-800 TIM-PLAN to receive information concerning your options.

OTHER PURCHASE INFORMATION

Federal regulations require that you provide a certified taxpayer identification number whenever you open or reopen an account.  Congress has mandated that if any shareholder fails to provide and certify to the accuracy of the shareholder’s social security number or other taxpayer identification number, a company will be required to withhold a percentage, of all dividends, distributions and payments, including redemption proceeds, to such shareholder as a backup withholding procedure.

For economy and convenience, share certificates will not be issued.

The Timothy Plan wants you to be kept current regarding the status of your account in our Fund(s).  To assist you, the following statements and reports will be sent to you, or at your election made available to you on a secure website:

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Confirmation Statements
After every transaction that affects your account balance or your account registration.

Account Statements
Quarterly.

Financial Reports

Semi-annually -- to reduce Fund expenses, only one copy of the Fund report will be mailed to each taxpayer identification number even if you have more than one account in the Fund.  Unless requested to the contrary, the Annual and Semi-Annual Reports will be householded, which means that only one Report will be sent to an address in which multiple investors reside or declare as their address of record.

The Fund reserves the right to reject applications for shares under circumstances or in amounts considered disadvantageous to shareholders.  At the discretion of the Fund, applications may not be accepted unless they are accompanied by payment in U.S. funds.  If required, payment must be made by wire transfer, check, or money order drawn on a U.S. bank, savings & loan, or credit union.  The custodian will charge a $20.00 fee against your account, in addition to any loss sustained by a Fund, for any payment check returned to the custodian for insufficient funds.

If you place an order for Fund shares through a securities broker, and you place your order in proper form before 4:00 p.m.  Eastern time on any business day in accordance with their procedures, your purchase will be processed at the public offering price calculated at 4:00 p.m.  on that day, if the securities broker then transmits your order to the Transfer Agent before the end of its business day (which is usually 5:00 p.m.  East Coast time).  The securities broker must send to the Transfer Agent immediately available funds in the amount of the purchase price within three business days for the order.

Information about how to purchase shares and possible tax consequences resulting from sales and exchanges of shares are also available on line at www.timothyplan.com.

How To Sell Shares

You may sell (redeem) your shares at any time.  You may request the sale of your shares either by mail, by telephone or by wire.

BY MAIL

Redemption requests should be mailed via U.S. mail or overnight delivery to:

The Timothy Plan
c/o Gemini Fund Services LLC
4020 S 147th Street, Suite 2
Omaha, NE 68123

The selling price for Class A and Class I shares being redeemed will be the applicable Fund’s per share net asset value next calculated after receipt of all required documents in “good order.”   The selling price for Class C shares being redeemed will be the Fund’s per share net asset value next calculated after receipt of all required documents in “good order,” less any applicable CDSC. Payment of redemption proceeds will be made no later than the fifth business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction.

“Good order” means that the request must include:

1.	Your account number.

2.	The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed.

3.	The signatures of all account owners exactly as they are registered on the account.

4.	Any required signature guarantees.

5.	Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

If you are not certain of the requirements for a redemption, please call customer service at (800) 662-0201.  Redemptions specifying a certain date or share price cannot be accepted and will be returned.  You will be mailed the proceeds on or before the fifth business day following the redemption.  However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days.  Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Funds may suspend redemptions or postpone payment dates.

Pursuant to the Trust’s Agreement and Declaration of Trust, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind.  However, the Trust has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Trust, during any 90-day period for any one shareholder.  Payments in excess of this limit will also be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of the Trust.  Any portfolio securities paid or distributed in-kind would be valued as described in the applicable prospectus.  In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Funds.

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SIGNATURE GUARANTEES

A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions:

1.	if you change the ownership on your account;

2.	when you want the redemption proceeds sent to a different address than is registered on the account;

3.	if the proceeds are to be made payable to someone other than the account’s owner(s);

4.	any redemption transmitted by federal wire transfer to your bank; and

5.	if a change of address request has been received by the Trust or the Transfer Agent within 30 days previous to the request for redemption.

6.	(for joint accounts, all signatures must be guaranteed, if required as above).

In addition, signature guarantees are required for all redemptions of $25,000 or more from any Fund shareholder account.  At the discretion of the Trust or Gemini Fund Services, you may be required to furnish additional legal documents, or alternative assurances to insure proper authorization.  A redemption will not be processed until the signature guarantee, if required, is received in “good order.”

Signature guarantees are designed to protect both you and the Trust from fraud.  To obtain a signature guarantee, you should visit a bank, trust company, member of a national securities exchange or other broker-dealer, or other eligible guarantor institution.  (Notaries public cannot provide signature guarantees.)  Guarantees must be signed by an authorized person at one of these institutions, and be accompanied by the words "New Technology Medallion Signature Guarantee."  Please call customer service at (800) 662-0201 if you have questions.

BY TELEPHONE

You may redeem your shares in the Fund(s) by calling the Transfer Agent at (800) 662-0201 if you elected to use telephone redemption on your account application when you initially purchased shares.  Redemption proceeds must be transmitted directly to you or to your pre-designated account at a domestic bank.

Shares purchased by check for which a redemption request has been received will not be redeemed until the check or payment received for investment has cleared.

BY AUTOMATED CLEARING HOUSE (“ACH”)

You may request that the redemption proceeds be transferred to your designated bank if it is a member bank or a correspondent of a member bank of the ACH system.  There is no fee charged by the Trust.  ACH redemption requests must be received by the Transfer Agent before 4:00 p.m.  Eastern time to receive that day’s closing net assets value.  ACH redemptions will be sent on the day following your redemption request.  ACH redemption funds are normally available two days after the redemption has been processed.

REDEMPTION AT THE OPTION OF THE TRUST

For Class A and Class C shares of the Fund, if the value of the shares in your account falls to less than $1,000 due to redemptions, the Trust may notify you that, unless your account is increased to $1,000 in value, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption. You will have sixty days after notice to bring the account up to $1,000 before any action is taken. This minimum balance requirement does not apply to Coverdell Savings Accounts, IRAs and other tax-sheltered investment accounts. This right of redemption shall not apply if the value of your account drops below $1,000 as the result of market action. The Trust reserves this right because of the expense to the Fund of maintaining very small accounts.

For Class I shares of the Fund, if the value of the shares in your account falls to less than $25,000 due to redemptions, the Trust may notify you that, unless your account is increased to $25,000 in value, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption.  You will have sixty days after notice to bring the account up to $25,000 before any action is taken.  This minimum balance requirement does not apply to Coverdell Savings Accounts, IRAs and other tax-sheltered investment accounts.  This right of redemption shall not apply if the value of your account drops below $25,000 as the result of market action.  The Trust reserves this right because of the expense to the Fund of maintaining very small accounts.

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Section 5 | General Information

Dividends, Distributions and Taxes

Dividends paid by each Fund are derived from its net investment income.  Net investment income will be distributed at least annually.  The Funds’ net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in the Fund’s portfolio.

Each Fund realizes capital gains when it sells a security for more than it paid for it.  A Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year.

Unless you elect to have your distributions paid in cash, your distributions will be reinvested in additional shares of the applicable Fund.  You may change the manner in which your dividends are paid at any time by writing to The Timothy Plan, c/o Gemini Fund Services LLC,17605 Wright Street, Suite 2, Omaha, NE 68130.

The Funds intend to qualify and maintain their qualification as a "regulated investment company" under the Internal Revenue Code (the "Code"), meaning that to the extent a Fund’s earnings are passed on to shareholders as required by the Code, the Fund itself is not required to pay federal income taxes on the earnings.  Accordingly, the Fund will pay dividends and make such distributions as are necessary to maintain its qualification as a regulated investment company under the Code.

Before you purchase shares of any Fund, you should consider the effect of both dividends and capital gain distributions that are expected to be declared or that have been declared but not yet paid.  When the Fund makes these payments, its share price will be reduced by the amount of the payment, so that you will in effect have paid full price for the shares and then received a portion of your price back as a taxable dividend distribution.

The Funds’ distributions, whether received in cash or reinvested in additional shares of the Fund, may be subject to federal income tax.  The Trust will notify you annually as to the tax status of dividend and capital gains distributions paid by the Funds.  Such dividends and capital gains may also be subject to state and local taxes.

Exchanges of Fund shares for shares of another Fund will be treated as a sale of the Fund’s shares, and any gain on the transaction may be subject to federal income tax.  Because your state and local taxes may be different than the federal taxes described above, you should see your tax advisor regarding these taxes.  The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

Net Asset Value

Shares of each Class of the Funds are offered at the public offering price for each Class. The public offering price is each class’s next calculated net asset value (“NAV”), plus the applicable sales charge, if any. NAV per share of each Class is calculated by adding the value of each Fund's investments, cash and other assets, subtracting liabilities of the Class, and then dividing the result by the number of shares of the Class outstanding. Each Fund generally determines the total value of each Class of its shares by using market prices for the securities comprising its portfolio. Securities for which quotations are not available and any other assets are valued at fair market value as determined in good faith by the Fund’s Investment Manager, in conformity with guidelines adopted by and subject to the review and supervision of the Board of Trustees. Each Fund’s per share NAV of each Class and public offering price is computed on all days on which the New York Stock Exchange (“NYSE”) is open for business, at the close of regular trading hours on the NYSE, currently 4:00 p.m. Eastern time. In the event that the NYSE closes early, the NAV will be determined as of the time of closing.

Fair Value Pricing

The Board of Trustees has delegated to the Advisor and/or Investment Managers responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Advisor or Investment Manager will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Trust has adopted written policies and procedures to guide the Advisor and Investment Managers with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The Funds generally invest the vast majority of their assets in frequently traded exchange listed securities of domestic issuers with relatively liquid markets and calculate their NAV as of the time those exchanges close. The Funds typically do not invest in securities on foreign exchanges or in illiquid or restricted securities. Accordingly, there may be very limited circumstances under which any Fund would hold securities that would need to be fair value priced. Examples of when it would be likely that a Fund security would require fair value pricing include but are not limited to: if the exchange on which a portfolio security traded were to close early; if trading in a particular security were to be halted on an exchange and did not resume trading prior to calculation of NAV; if a significant event that materially affected the value of a security were to occur after the securities’ exchange had closed but before the Fund’s NAV had been calculated; and if a security that had a significant exposure to foreign operations was subject to a material event or occurrence in a foreign jurisdiction in which the company had significant operations; or in the event that the Fixed Income or High Yield Bond Funds were to invest in certain types of bonds that had limited marketability, such as “church bonds”.

14 | Page

When a security is fair value priced, it means that the Advisor or Investment Manager is calculating the value of that security on a day and under circumstances where reliable pricing information from normal sources is not available or is otherwise limited.  Accordingly, there is always the possibility that the Advisor’s or Investment Manager’s calculations concerning security value could be wrong, and as a result, the Fund’s NAV on that day could be higher or lower, depending on how the security was valued, than would otherwise be the case.

When a security is Evaluated Priced, it means the Advisor and Investment Manager are relying on a nationally recognized company that provides daily pricing of international and domestic securities.  Accordingly, there is the possibility that the pricing firm’s calculations or pricing techniques could be wrong, and as a result the Fund’s NAV on that day could be higher or lower, depending on how the security was valued, than would otherwise be the case.

Frequent Trading

For the protection of its shareholders, the Board of Trustees has adopted a policy prohibiting frequent purchases and sales of Fund shares.  The Board extended the policy to be inclusive of all accounts including accounts transacted by registered investment advisors, broker/dealer representatives, transfer agents, third party administrators and insurance companies, and further includes omnibus accounts.  The Funds will reject any transactions the Funds believe in good faith constitute frequent trading, including market timing and late transactions, except that the Fund does not impose restrictions on exchanges from the Fixed Income Fund to any other Fund, nor does it restrict immediate sales of shares upon the event of the death or disability of the shareholder.  For the purpose cited here, the Fund has determined that purchase and sale transactions in excess of three times per calendar quarter in a single or related accounts imply frequent trading, and shall result in the appropriate actions being taken which may include the restricting of the account and notification to the proper authorities.

Upon the discovery of trades transacted or an attempt to be transacted in violation of Rule 10b (Manipulative and Deceptive Contrivances), or Rule 22c-1 (Pricing), such activity shall be immediately reported to the appropriate regulatory agencies and authorities, and the Fund shall fully comply with such agencies during any ensuing investigation.

Distribution and Service Plans

The Trust has adopted distribution and shareholder servicing plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), for Class A and Class C Shares of the Fund (the "Distribution Plans"). The Distribution Plans provide for fees to be deducted from the average net assets of the Fund in order to compensate TPL or others for expenses relating to the promotion and sale of shares of the Fund and the servicing of shareholder accounts.

Under the Class A Distribution Plan, the Class A shares of the Fund compensate TPL for distribution and service fees at an annual rate of 0.25% (all of which may be classified as a service fee), payable on a monthly basis, of the Fund’s average daily net assets attributable to Class A shares. Amounts paid under the Class A Distribution Plan are paid to TPL and others to compensate them for services provided and expenses incurred in the distribution of Class A shares, including the paying of commissions for sales of Class A shares.

Under the Class C Distribution Plan, the Class C shares of the Fund compensates TPL for distribution and service fees at an annual rate of 1.00% (0.25% of which is a service fee), payable on a monthly basis, of the Fund’s average daily net assets attributable to Class C shares. Amounts paid under the Class C Distribution Plan are paid to TPL and others to compensate them for services provided and expenses incurred in the distribution of Class C shares, including the paying of commissions for sales of Class C shares. The Class C Distribution Plan is designed to allow investors to purchase Class C shares without incurring a front-end sales load and to permit the distributor to compensate authorized dealers for selling such shares. Accordingly, the Class C Distribution Plan combined with the CDSC for Class C shares is to provide for the financing of the distribution of Class C shares.

Because 12b-1 fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Fund Service Providers

Principal Underwriter
Timothy Partners Ltd.  acts as principal underwriter for the Trust.  The purpose of acting as an underwriter is to facilitate the notice filing of the Funds’ shares under state securities laws and to assist in the sale of shares.  TPL also acts as Investment Advisor to the Trust.  TPL is not compensated for serving as underwriter of the Trust.

Privacy Policy

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources.  In the event that you hold shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

CATEGORIES OF INFORMATION THE FUNDS COLLECT

The Funds collect the following nonpublic personal information about you:

1.
Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

Page | 15

2.
Information about your transactions with the Funds, their affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

CATEGORIES OF INFORMATION THE FUNDS DISCLOSE

The Funds do not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law.  The Funds are permitted by law to disclose all of the information they collect, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

CONFIDENTIALITY AND SECURITY

The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Customer Identification Program

The Board of Trustees of the Trust has approved procedures designed to prevent and detect attempts to launder money as required under the USA PATRIOT Act.  The day-to-day responsibility for monitoring and reporting any such activities has been delegated to the transfer agent, subject to the oversight and supervision of the Board.

Section 6 | Financial Highlights

Financial Highlights

The Financial Highlights Table is intended to help you understand the Fund's financial performance for the past five fiscal years (or, if shorter, the periods since the Fund's inception).  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  This is a new fund without an operating history, so performance information is not available.

16 | Page

Section 7 | For More Information

Additional information about the Funds is available in the Funds’ Statement of Additional Information (SAI).  The SAI contains more detailed information on all aspects of the Funds.  A current SAI, dated June 20, 2013, has been filed with the SEC and is incorporated by reference into (is legally a part of) this prospectus.  Additional information about each Fund’s investments is also available in the Funds’ audited annual report, dated September 30, 2012.  In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

The Funds’ SAI, annual report and semi-annual report are available, without charge upon request.  To receive a copy of any of these documents or to make other types of inquiries to the Funds, please contact the Funds.

	Timothy Plan*	Securities and Exchange Commission
By Phone:	(800) 846-7526	(202) 942-8090
By Mail:	The Timothy Plan c/o Timothy Partners, Ltd. 1055 Maitland Center Commons Maitland, FL 32751	Public Reference Section Securities and Exchange Commission Washington, D.C. 20549-0102 (a duplicating fee required)
By E-mail:	invest@timothyplan.com	Publicinvest@sec.gov (a duplicating fee required)
By Internet:	http://www.timothyplan.com	http://www.sec.gov
In Person:		Public Reference Room Securities and Exchange Commission, Washington, D.C.

*A copy of your requested document(s) will be mailed to you within three days of your request.

Information about the Funds (including the SAI) can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information concerning the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.  Information about the Funds are also available on the SEC’s EDGAR database at the SEC’s web site (www.sec.gov).  Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinvest@sec.gov), or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102.

The Timothy Plan
Investment Company Act No.  811-08228

Page | 17

SAI

STATEMENT OF ADDITIONAL INFORMATION

October 1, 2013

TIMOTHY PLAN FAMILY OF FUNDS
TIMOTHY PLAN GROWTH & INCOME FUND

Share Class	Ticker Symbol
Class A	-----
Class C	-----
Class I	-----

THE FUNDS ARE DISTRIBUTED THROUGH:  Timothy Partners, Ltd., 1055 Maitland Center Commons, Maitland, Florida 32751

This Statement of Additional Information (“SAI”) is not a prospectus.  It is an additional disclosure document supplementing The Timothy Plan Growth & Income Fund Prospectus, dated October 1, 2013.

The Timothy Plan (the “Trust”) is registered with the Securities and Exchange Commission as an open-end management investment company.

The Fund offers three classes of shares: Class A, Class C and Class I.

COPIES OF THIS SAI AND/OR THE PROSPECTUS TO WHICH IT RELATES MAY BE OBTAINED FROM THE TRUST WITHOUT CHARGE BY WRITING THE TRUST AT 1055 MAITLAND CENTER COMMONS, MAITLAND, FL 32751 OR BY CALLING THE TRUST AT (800) 846-7526.  RETAIN THIS SAI FOR FUTURE REFERENCE.

Table of Contents

Section 1 | General Information

Fund History	3

Section 2 | Investments and Risks

Investment Strategies and Risks	4
Fund Policies	6
Portfolio Turnover	7
Disclosure of Portfolio Holdings	8

Section 3 | Management of the Fund

Investment Advisor	9
Investment Manager	10
Officers and Trustees of the Trust	20
Compensation	26
Code of Ethics	26
Proxy Voting Policies	26

Section 4 | Control Persons and Principle Holders of Securities

Holders of More than 5% of Each Fund's Shares	27

Section 5 | Investment Advisory and Other Services

Principal Underwriter	29
Transfer/Fund Accounting Agent/Administrator	29
Rule 12b-1 Plans	29
Other Service Providers	31
Service Agreements	31

Section 6 | Brokerage Allocation

Brokerage Transactions	32
Commissions	32

Section 7 | Purchase, Redemption, and Pricing of Shares

Purchase of Shares	33
Redemption of Shares	34

Section 8 | Taxation of the Fund

Taxation	35

Section 9 | Calculation of Performance Data

Performance	36

Section 10 |Financial Statements
39

Appendix A |Proxy Voting Policy

Preface	40
Key Proxy Voting Issues	40
Proxy Voting Procedures	42
Record Keeping	43
Summary	43

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	October 1, 2013

Section 1 | General Information

Fund History

The Timothy Plan (“Trust”) was organized as a Delaware business trust on December 16, 1993, and is a mutual fund company of the type known as, and registered with the Securities and Exchange Commission as, an open-end management investment company.  It is authorized to create an unlimited number of series of shares (each a “Fund”) and an unlimited number of share classes within each series.  A mutual fund permits an investor to pool his or her assets with those of others in order to achieve economies of scale, take advantage of professional money managers and enjoy other advantages traditionally reserved for large investors.  This SAI pertains to the Timothy Plan Growth and Income Fund only.  The Trust offers other Funds by a different prospectus and SAI.

The Fund's shares are fully paid and non-assessable.  They are entitled to such dividends and distributions as may be paid with respect to the shares and shall be entitled to such sums on liquidation as shall be determined.  Other than these rights, they have no preference as to conversion, exchange, dividends, retirement or other features and have no preemption rights.  There are three Classes of shares currently offered by the Trust: Class A shares are offered with a front-end sales charge and ongoing service/distribution fees; Class C shares are offered with a contingent deferred sales charge that ends after the first year and ongoing service and distribution fees; and Class I shares, which are offered without any sales charges or ongoing service/distribution fees.

Shareholder meetings will not be held unless required by federal or state law.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	October 1, 2013

Section 2 | Investments and Risks

Investment Strategies and Risks

Each Fund seeks to achieve its objectives by making investments selected in accordance with that Fund's investment restrictions and policies.  Each Fund will vary its investment strategy as described in the applicable prospectus to achieve its objectives.  This SAI contains further information concerning the techniques and operations of the Funds, the securities in which they may invest, and the policies they will follow.

The Fund offers three classes of shares (Class A , Class C and Class I) that invest in the same portfolio of securities.  Class A and Class C shares differ with respect to sales structure and 12b-1 Plan expenses.  Class I shares have no sales charges or 12b-1 Plan expenses.

The Fund has its own investment objectives and policies, and invests in its own portfolio of securities.  The Fund seeks to achieve its stated objectives by investing in securities issued by companies which, in the opinion of the Fund's Investment Manager, conducts business in accordance with the stated philosophy and principles of the Fund.  The following information supplements the information provided in the prospectus.

COMMON STOCK

Common stock is defined as shares of a corporation that entitle the holder to a pro rata share of the profits of the corporation, if any, without a preference over any other shareholder or class of shareholders, including holders of the corporation's preferred stock and other senior equity.  Common stock usually carries with it the right to vote, and frequently, an exclusive right to do so.  Holders of common stock also have the right to participate in the remaining assets of the corporation after all other claims, including those of debt securities and preferred stock, are paid.

PREFERRED STOCK

Generally, preferred stock receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the issuer of the stock is liquidated.  Unlike common stock, preferred stock does not usually have voting rights; preferred stock, in some instances, is convertible into common stock.  In order to be payable, dividends on preferred stock must be declared by the issuer's Board of Directors.  Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the Board of Directors.  There is, however, no assurance that dividends will be declared by the Board of Directors of issuers of the preferred stocks in which the Funds invest.

CONVERTIBLE SECURITIES

Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation.  These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security).  As with other fixed income securities, the price of a convertible security to some extent varies inversely with interest rates.  While providing a fixed income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible.  As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock.  When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock.  To obtain such a higher yield, the Funds may be required to pay for a convertible security an amount in excess of the value of the underlying common stock.  Common stock acquired by a Fund upon conversion of a convertible security will generally be held for so long as the Fund's Advisor or the Fund’s Investment Manager anticipates such stock will provide the Fund with opportunities that are consistent with the Fund's investment objectives and policies.

INVESTMENT GRADE BONDS

Investment Grade Bonds are public and privately issued debt securities that  generally carry a rating of BBB and above by Standard & Poor's, or similar ratings by other recognized rating agencies.  Because they are considered investment grade, they generally carry lower coupon rates than non-investment grade (“high yield” or “junk”) bonds.

WARRANTS

A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the issuer's capital stock at a set price for a specified period of time.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	October 1, 2013

AMERICAN DEPOSITORY RECEIPTS

American Depository Receipts (“ADRs”) are receipts typically issued by a U.S.  bank or trust company which evidence ownership of underlying securities issued by a foreign corporation.  The Funds may purchase ADRs whether they are “sponsored” or “unsponsored.”  “Sponsored” ADRs are issued jointly by the issuer of the underlying security and a depository.  “Unsponsored” ADRs are issued without participation of the issuer of the deposited security.  Holders of unsponsored ADRs generally bear all the costs of such facilities.  The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect to the deposited securities.  Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR.  ADRs may result in a withholding tax by the foreign country of source which will have the effect of reducing the income distributable to shareholders.  Because each Fund, except the International Fund which is heavily invested in ADRs,  will not invest more than 50% of the value of its total assets in stock or securities issued by foreign corporations, it will be unable to pass through the foreign taxes that the Fund pays (or is deemed to pay) to shareholders under the Internal Revenue Code of 1986, as amended (the “Code”).

REAL ESTATE INVESTMENT TRUSTS

Real Estate Investment Trusts (“REITs”) are liquid, dividend-paying means of participating in the real estate market.  REITs invest in different kinds of real estate or real estate related assets, including shopping centers, office buildings, and hotels, or mortgages secured by real estate.  Some REITs are hybrid, investing in both the actual real estate and real estate-backed mortgages.

HIGH YIELD BONDS

High Yield Bonds  are public and privately issued debt securities that are rated below investment grade (such as "BB" or lower by Standard & Poor's Ratings Services and/or Ba or lower by Moody's Investors Services, Inc.) or deemed to be below investment grade by the Fund’s Investment Manager.  These types of securities are commonly referred to as “junk” bonds.  Because these securities are below investment grade, they carry higher coupon rates and are subject to greater credit risk.

TEMPORARY DEFENSIVE MEASURES

The Investment Manager of the Fund may take temporary defensive actions when it is determined to be in the best interests of the applicable Fund's shareholders.  Such defensive actions may include, but not be limited to, increasing the percentage of the Fund invested in cash and cash equivalents, investing more heavily in a particular sector, and investing without regard to capitalization rates.  When a Fund takes a temporary defensive position, it will not be investing according to its investment objective, and at such times, the performance of the Fund will be different than it would have been if it had invested strictly according to its objectives.

Fund Policies

In addition to those set forth in the current applicable prospectus, the Traditional Funds have adopted the investment restrictions set forth below, which are fundamental policies of each Fund, and which cannot be changed without the approval of a majority of the outstanding voting securities of each Fund.  As provided in the Investment Company Act of 1940, as amended (the “1940 Act”), a “vote of a majority of the outstanding voting securities” means the affirmative vote of the lesser of (i) more than 50% of the outstanding shares, or (ii) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

These investment restrictions provide that the Fund will not:

1.	issue senior securities;

2.	engage in the underwriting of securities except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 (the “1933 Act”) in disposing of a portfolio security;

3.	purchase or sell real estate or interests therein, although the Fund may each purchase debt instruments or securities of issuers which engage in real estate operations;

4.	invest for the purpose of exercising control or management of another company;

5.
purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Fund  may invest in the debt instruments or securities of companies which invest in or sponsor such programs;

6.	invest more than 25% of the value of the Fund's total assets in one particular industry, except for temporary defensive purposes;

7.
make purchases of securities on “margin”, or make short sales of securities, provided that each Fund may enter into futures contracts and related options and make initial and variation margin deposits in connection therewith;

8.
invest in securities of any open-end investment company, except that the Fund may purchase securities of money market mutual funds, but such investments in money market mutual funds may be made only in accordance with the limitations imposed by the 1940 Act and the rules thereunder, as amended.  But in no event may the Fund purchase more than 10% of the voting securities, or more than 10% of any class of securities, of another investment company.  For purposes of this restriction, all outstanding fixed income securities of an issuer are considered a single class;

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	October 1, 2013

9.
as to 75% of a Fund's total assets, invest more than 5% of its assets in the securities of any one issuer.  (This limitation does not apply to cash and cash items, or obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.);

10.	purchase or sell commodities or commodity futures contracts, other than those related to stock indexes;

11.
make loans of money or securities, except (i) by purchase of fixed income securities in which the Fund may invest consistent with its investment objective and policies; or (ii) by investment in repurchase agreements;

12.
invest in securities of any company if any officer or trustee of the Funds or the Funds' Advisor owns more than 0.5% of the outstanding securities of such company and such officers and trustees, in the aggregate, own more than 5% of the outstanding securities of such company;

13.
borrow money, except that the Fund may borrow from banks (i) for temporary or emergency purposes in an amount not exceeding the Fund's assets or (ii) to meet redemption requests that might otherwise require the untimely disposition of portfolio securities, in an amount not to exceed 33% of the value of the Fund's total assets (including the amount borrowed) at the time the borrowing is made; and whenever borrowings by the Fund, including reverse repurchase agreements, exceed 5% of the value of the Fund's total assets, the Fund will not purchase any securities.  Interest paid on borrowing will reduce net income;

14.
pledge, mortgage, hypothecate, or otherwise encumber its assets, except in an amount up to 33% of the value of its net assets, but only to secure borrowing for temporary or emergency purposes, such as to effect redemptions, or

15.
purchase the securities of any issuer, if, as a result, more than 10% of the value of the Fund's net assets would be invested in securities that are subject to legal or contractual restrictions on resale (“restricted securities”), in securities for which there is no readily available market quotations (“illiquid securities”), or in repurchase agreements maturing in more than 7 days, if all such securities would constitute more than 10% of the Fund's net assets;

Except for the restriction on investing in illiquid securities, which applies under all circumstances, so long as percentage restrictions are observed by a Fund at the time it purchases any security, changes in values of particular Fund assets or the assets of the Fund as a whole will not cause a violation of any of the foregoing restrictions

Portfolio Turnover

It is not the policy of any of the Fund to purchase or sell securities for short-term trading purposes, but the Fund may sell securities to recognize gains or avoid potential for loss.  The Fund will, however, sell any portfolio security (without regard to the time it has been held) when the Investment Manager believes that market conditions, credit-worthiness factors or general economic conditions warrant such a step.  This is a new Fund without an operating history, so it has not yet had any reportble portfolio turnover.

High portfolio turnover rates (annual rates in excess of 100%) involve additional transaction costs (such as brokerage commissions) which are borne by the Fund, and may result in adverse tax effects to Fund shareholders.  (See “Dividends, Distributions and Taxes” in the applicable prospectus.)

Disclosure of Portfolio Holdings

The following discussion sets forth the Trust's policies and procedures with respect to the disclosure of Fund portfolio holdings.

FUND SERVICE PROVIDERS

Fund service providers include the following:  Fund Transfer and Accounting Agent, Fund Administrator, Independent Registered Public Accountanting firm, Compliance Consulting Firm, Principal Underwriter and Custodian.  The Trust has entered into arrangements with certain third party service providers for services that require these groups to have access to each Fund's portfolio on a real time basis.  For example, the Trust's fund accounting agent is responsible for maintaining the accounting records of each Fund, which includes maintaining a current record of the portfolio holdings of each Fund.  The Trust also undergoes an annual audit which requires the Trust's independent registered public accountanting firm to review each Fund's portfolio.  In addition to the fund accounting agent, the Trust's custodian also maintains an up-to-date list of each Fund's portfolio holdings.  The Trust's compliance consulting firm must also have access to each Fund's portfolio information in order to verify compliance with the Federal Securities laws.  Each of these parties is contractually and/or ethically prohibited from sharing any Fund's portfolio holdings information with any third party unless specifically authorized by the Trust's President, Secretary or Treasurer.

The Board of Trustees monitors the services provided by each of the service providers to ensure each is complying with the contractual terms or expectation of the arrangement.  If the Board of Trustees is unsatisfied with any of these service providers, the Board may terminate them accordingly.  Each of the entities which provide one or more of the services discussed above has adopted a code of ethics which requires that any person associated with such entity (1) maintains the confidentiality of all Trust information obtained by such person, and (2) does not use such person's knowledge of Trust activities for their own personal benefit.  The Trust relies on the compliance departments of each entity to enforce its code.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	October 1, 2013

RATING AND RANKING ORGANIZATIONS

The Trust may from time to time provide the entire portfolio holdings of each Fund to various rating and ranking organizations, such as Morningstar, Inc., Lipper, Inc., Standard & Poor's Ratings Group, Bloomberg  L.P., and Thomson Financial Research.  The Trust has obtained assurances from all such parties that any information provided to them will be held in strict confidence and that such information shall not be used for the personal benefit of the recipient.

The Trust's management has determined that these groups provide investors with a valuable service and, therefore, are willing to provide them with portfolio information.  You should be aware that the Trust does not pay them or receive any compensation from them for providing this information.

DISCLOSURE TO OTHER PARTIES

The Trust has adopted a policy of posting the portfolio holdings of each Fund on its web site not later than seven (7) calendar days after the end of each fiscal quarter.  The Trust is also required under law to file a listing of the portfolio holdings of each Fund with the Securities and Exchange Commission on a quarterly basis.  The Trust prohibits the disclosure of portfolio information to any third party other than those described above until and unless such information has been filed with the Commission or posted to the Trust's web site, as discussed above.  The Trust further prohibits any person affiliated with the Trust from entering into any ongoing arrangement with any person other than described above to receive portfolio holdings information relating to a Fund.

REVIEW

The Board of Trustees reviews these policies not less than annually and receives periodic attestations from affiliated persons that these policies are being adhered to.  The Trust's President, Secretary and Treasurer are authorized, subject to subsequent Board review, to make exceptions to the above-described policies.

Section 3 | Management of the Fund

Investment Advisor

The Trust has entered into advisory agreements with Timothy Partners, Ltd.  (“TPL” or the “Advisor”), for the provision of investment advisory services on behalf of the Trust to each Fund (collectively referred to as the “Advisory Agreement”), subject to the supervision and direction of the Trust's Board of Trustees.  The latest continuance of the Advisory Agreement with Timothy Partners, Ltd.  was approved by the Trustees, including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Agreement, at an in-person meeting held on February 24, 2012.  More complete factors considered by the Trust's Board of Trustees in renewing the investment advisory agreement are available in the Trust's audited annual report dated September 30, 2012.

The Advisory Agreement may be renewed after its initial two year term only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the applicable Fund, and only if the terms of the renewal thereof have been approved by the vote of a majority of the Trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement will terminate automatically in the event of its assignment.

INVESTMENT ADVISORY FEES

The following table sets forth the investment advisory fees paid to TPL for the fiscal periods ended September 30, 2010, 2011 and 2012:

	2010	2011	2012
Aggressive Growth Fund
Fees Payable to TPL	$126,990	$159,802	$135,500
Amount (Reimbursed) Recouped by TPL	-	-	-
International Fund
Fees Payable to TPL	$362,072	$414,505	$309,274
Amount (Reimbursed) Recouped by TPL	-	-	-
Large/Mid Cap Growth Fund
Fees Payable to TPL	$353,558	$388,930	$351,787
Amount (Reimbursed) Recouped by TPL	-	-	-
Small Cap Value Fund
Fees Payable to TPL	$413,759	$451,870	$431,057
Amount (Reimbursed) Recouped by TPL	-	-	-
Large/Mid Cap Value Fund
Fees Payable to TPL	$781,242	$869,305	$232,013
Amount (Reimbursed) Recouped by TPL	-	-	-
Fixed Income Fund
Fees Payable to TPL	$355,280	$402,371	$450,567
Amount (Reimbursed) Recouped by TPL	$(88,819)	$(100,683)	$(112,642)

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	October 1, 2013

High Yield Bond Fund
Fees Payable to TPL	$123,822	$155,310	$178,462
Amount (Reimbursed) Recouped by TPL	-	-	-
Defensive Strategies Fund (1)
Fees Payable to TPL	$136,802	$243,737	$442,293
Amount (Reimbursed) Recouped by TPL	-	-	-
Israel Common Values Fund (2)
Fees Payable to TPL	N/A	N/A	$73,221
Amount (Reimbursed) Recouped by TPL	N/A	N/A	-
Emerging Markets Fund (3)
Fees Payable to TPL	N/A	N/A	N/A
Amount (Reimbursed) Recouped by TPL	N/A	N/A	N/A
Strategic Growth Fund
Fees Payable to TPL	$288,948	$307,920	$258,482
Amount (Reimbursed) Recouped by TPL	-	-	-
Conservative Growth Fund
Fees Payable to TPL	$297,911	$310,564	$310,375
Amount (Reimbursed) Recouped by TPL	-	-	-

(1)	The Fund commenced operations on November 4, 2009.

(2)	The Fund commenced investment operations on October 11, 2011.

(3)	The Fund commenced investment operations on December 3, 2012.

TPL, with the prior approval of the Board of Trustees and shareholders of the applicable Fund, may engage the services of other investment advisory firms (“Investment Managers”) to provide portfolio management services to a Fund.  The following section provides information relating to the Funds' current Investment Managers.

Investment Manager

JAMES INVESTMENT RESEARCH, INC.

Pursuant to an Investment Sub-Advisory Agreement between TPL, the Trust and James Investment Research, Inc., (“James”) dated October 1, 2013, James serves as Investment Manager to the Fund.  As Investment Manager, James provides advice and assistance to TPL in the selection of appropriate investments for the Fund, subject to the supervision and direction of the Funds' Board of Trustees.  As compensation for its services, Chartwell receives from TPL an annual fee at a rate equal to 0.42% of the first $10 million in assets of each Fund; 0.40% of the next $5 million in assets; 0.35% of the next $10 million in assets; and 0.25% of assets over $25 million.  As of September 30, 2013, James managed approximately $___ billion in client assets.
On May 24, 2013 the Board met to consider, among other matters, retaining James as Investment Manager for the Fund and after full consideration, approved the Agreement for an initial two year term.  A discussion of the Board's considerations in renewing the agreement is provided in the Trust's audited annual report, dated September 30, 2013.

Other Information Relating to James
The following table presents information relating to the persons responsible for managing Fund assets, the number and types of other accounts managed by such persons, and how such persons are compensated for managing such accounts.  The information is current as of July 15, 2013.

	# of Accounts by Type	Total Assets by Type in $ millions	# of Accounts by Type subject to Performance Fee	Total Assets by Type Subject to a Performance Fee ($MM)
F.E. James, Ph.D.	25	73	0	0
Registered Investment Cos.	4	156
Other Pooled Investment Vehicles	0	0

Barry R. James, CFA, CIC	57	652	0	0
Registered Investment Cos.	4	156
Other Pooled Investment Vehicles	0	0

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	October 1, 2013

Ann M. Shaw, CFP	52	148	0	0
Registered Investment Cos.	4	156
Other Pooled Investment Vehicles	0	0

Thomas L. Mangan	79	499	0	0
Registered Investment Cos.	4	156
Other Pooled Investment Vehicles	0	0

David W. James, CFA	38	80	0	0
Registered Investment Cos.	4	156
Other Pooled Investment Vehicles	0	0

R. Brian Culpepper	56	70	0	0
Registered Investment Cos.	4	156
Other Pooled Investment Vehicles	1	0.6

Brian P. Shepardson, CFA, CIC	40	94	0	0
Registered Investment Cos.	4	156
Other Pooled Investment Vehicles	0	0

Portfolio Manager Compensation.  All portfolio managers are compensated in the following manner:

Salary: Determined at employment and periodically adjusted.

Profit Sharing: The net, pre-tax profits of James are shared with all its employees based on a formula. Dr.F.E. James does not share in this bonus as he is the sole owner of the Adviser.

Portfolio Manager’s Bonus: An additional portion of the profits of James is awarded to portfolio managers. This is based on the value of the assets under management by that portfolio manager, the number of accounts managed and length of service with James; the longer the tenure, the greater the compensation.

Other Bonuses: James may give additional bonuses at its sole discretion or upon the advice of its Board of Directors.

A material conflict might arise in the management of the Fund versus the management of other accounts if the dollar value of smaller capitalization stock transactions were to grow to be so large as to cause significant price movements as portfolio managers acquire and liquidate positions. This conflict may arise because many of James’ individually managed portfolios follow the same strategies as the Fund and hold the same securities. James uses limits in executing larger transactions and has adopted policies and procedures, such as aggregating mutual fund trades with private client transactions and average pricing to ensure that no fund or client has an advantage over other Funds or clients.

As of October 1, 2013, no employee of James owned any shares of the Fund.

Officers and Trustees of the Trust

The Trustees and principal executive officers of the Trust and their principal occupations for the past five years are listed as follows:

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	October 1, 2013

INTERESTED TRUSTEES

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Arthur D. Ally* 1055 Maitland Center Commons Maitland, FL Born: 1942	Chairman and President	Indefinite; Trustee and President since 1994	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee for the Past 5 years
President and controlling shareholder of Covenant Funds, Inc. (“CFI”), a holding company. President and general partner of Timothy Partners, Ltd. (“TPL”), the investment Advisor and principal underwriter to each Fund. CFI is also the managing general partner of TPL.
None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Joseph E. Boatwright** 1055 Maitland Center Commons Maitland, FL Born: 1930	Trustee, Secretary	Indefinite; Trustee and Secretary since 1995	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee f for the past 5 years
	Retired Minister. Currently serves as a consultant to the Greater Orlando Baptist Association. Served as Senior Pastor to Aloma Baptist Church from 1970-1996.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Mathew D. Staver** 1055 Maitland Center Commons Maitland, FL Born: 1956	Trustee	Indefinite; Trustee since 2000	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee for the past 5 years
Attorney specializing in free speech, appellate practice and religious liberty constitutional law. Founder of Liberty Counsel, a religious civil liberties education and legal defense organization. Host of two radio programs devoted to religious freedom issues. Editor of a monthly newsletter devoted to religious liberty topics. Mr. Staver has argued before the United States Supreme Court and has published numerous legal articles.
None

*	Mr. Ally is an “interested” Trustee, as that term is defined in the 1940 Act, because of his positions with and financial interests in CFI and TPL.
**	Messrs. Boatwright and Staver are “interested” Trustees, as that term is defined in the 1940 Act, because each has a limited partnership interest in TPL.

INDEPENDENT TRUSTEES

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Richard W. Copeland 1055 Maitland Center Commons Maitland, FL Born: 1947	Trustee	Indefinite; Trustee since 2005	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee for the past 5 years.
Principal of Copeland & Covert, Attorneys at Law; specializing in tax and estate planning. B.A. from Mississippi College, JD from University of Florida and LLM Taxation from University of Miami. Associate Professor Stetson University for past 35 years.
			None

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	October 1, 2013

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Deborah Honeycutt 1055 Maitland Center Commons Maitland, FL Born: 1947	Trustee	Indefinite; Trustee since 2010	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee for the past 5 years
Dr. Honeycutt is a licensed physician currently serving as Medical Director of Clayton State University Health Services in Morrow, GA, CEO of Minority Health Services in Atlanta, and as a volunteer at Good Shepherd Clinic. Dr. Honeycutt received her B.A. and M.D. at the University of Illinois.
None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Bill Johnson 1055 Maitland Center Commons Maitland, FL Born: 1946	Trustee	Indefinite; Trustee since 2005	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee for the past 5 years
President (and Founder) of American Decency Association, Freemont, MI since 1999. Previously served as Michigan State Director for American Family Association (1987-1999). Previously a public school teacher for 18 years. B.S. from Michigan State University and a Masters of Religious Education from Grand Rapids Baptist Seminary.
None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
John C. Mulder 1055 Maitland Center Commons Maitland, FL Born: 1950	Trustee	Indefinite; Trustee since 2005	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee for the past 5 years
President of WaterStone (formerly the Christian Community Foundation and National Foundation) since 2001. Prior: 22 years of executive experience for a group of banks and a trust company. B.A. in Economics from Wheaton College and MBA from University of Chicago.
None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Charles E. Nelson 1055 Maitland Center Commons Maitland, FL Born: 1934	Trustee	Indefinite; Trustee since 2000	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee for the past 5 years
	Certified Public Accountant, semi-retired. Former non-profit industry accounting officer. Former financial executive with commercial bank. Former partner national accounting firm.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Scott Preissler, Ph.D. 1055 Maitland Center Commons Maitland, FL Born: 1960	Trustee	Indefinite; Trustee since 2004	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee for the past 5 years
Chairman of Stewardship Studies at Southwestern Baptist Theological Seminary, Ft. Worth, TX. Also serves as Founder and Chairman of the International Center for Biblical Stewardship. Previously, President and CEO of Christian Stewardship Association where he was affiliated for 14 years.
			None

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	October 1, 2013

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Alan M. Ross 1055 Maitland Center Commons Maitland, FL Born: 1951	Trustee, Vice Chairman	Indefinite; Trustee since 2004	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee for the past 5 years
Founder and CEO of Corporate Development Institute which he founded in 2000. Previously he served as President and CEO of Fellowship of Companies for Christ and has authored three books: Beyond World Class, Unconditional Excellence, Breaking Through to Prosperity.
None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Patrice Tsague 1055 Maitland Center Commons Maitland, FL Born: 1973	Trustee	Indefinite; Trustee since 2011	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee for the past 5 years
	President and Chief Servant Officer of the Nehemiah Project International Ministries Inc. since 1999.		None

ADDITIONAL INFORMATION ABOUT THE TRUSTEES

The Board of Trustees believes that each Trustee's experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that the Trustees possess the requisite experience, qualifications, attributes and skills to serve on the Board.  The Board of Trustees believes that the Trustees' ability to review critically, evaluate, question and discuss information provided to them; to interact effectively with the Advisor, other service providers, legal counsel and independent public accountants; and to exercise effective business judgment in the performance of their duties as Trustees, support this conclusion.  The Board of Trustees has also considered the contributions that each Trustee can make to the Board and the Trust.

As described in the table above, the Independent Trustees have served as such for a considerable period of time which has provided them with knowledge of the business and operation of the Funds and the Trust.  In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Trustee:

Arthur Ally served as a financial professional for nearly twenty years prior to establishing Timothy Partners, Ltd, the advisor and distributor of the Timothy Plan Funds.  Mr. Ally has a degree in accounting and economics and has earned numerous professional designations.

Joseph Boatwright served as senior pastor of Aloma Baptist Church in Winter Park, Florida, for over twenty-five years.  Pastor Boatwright brings a unique understanding of the scriptures to the Board, which serves well in the attempt to oversee the moral agenda of the Funds.

Mat Staver is the Dean of Liberty University School of Law and the founder and chairperson of Liberty Counsel.  Mr. Staver has argued before the United States Supreme Court and brings his extensive legal background to the Board.

Richard Copeland is an attorney who specializes in estate planning and probate.  Mr. Copeland received an LLM in taxation from the University of Miami, and has extensive experience in the taxation arena.  He is also a professor in the College of Business Administration at Stetson University.

Deborah Honeycutt is a physician practicing in the Atlanta, GA area.  Dr.  Honeycutt has experience in managing and directing health clinics and as a family medical practitioner.  She brings extensive business experience, as well as experience in the health care sector, to the Board.

Bill Johnson has been in the ministry front lines in the fight against pornography.  Mr. Johnson brings a keen knowledge of the various forms of pornography, as well as hands-on experience running a non-profit organization.

John Mulder is the executive director of Waterstone, a charitable remainder trust custodian that serves persons across the United States.  Mr. Mulder brings proficiency in taxation as well as the skills he has acquired in managing a national organization.

Charles Nelson is a former audit partner in a national accounting firm.  Mr. Nelson holds an MBA and is a Certified Public Accountant.  He is a former college instructor, and brings a combination of business, financial, and accounting skills to the Board.

Scott Preissler, PhD is a former executive director of a worldwide ministry, and currently serves as chairperson of the stewardship department at Southwestern Baptist Theological Seminary.  Dr.  Preissler brings extensive organizational and public service experience to the Board.

Alan Ross is an entrepreneur specializing in corporate turn-around ventures.  Mr. Ross offers the Board the wealth of knowledge he has gained in his experiences as a manager/owner of numerous companies.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	October 1, 2013

Kenneth Blackwell brings his vast experience and unique perspectives gained as the former mayor of Cincinnati, Ohio, overseas ambassador, author, and celebrated business entrepreneur.

Patrice Tsague brings a unique combined perspective from his career that includes counseling for international entrepreneurship and development of organizational techniques and avenues for businesses.

References to the experience, qualifications, attributes or skills of the Trustees are pursuant to requirements of the Securities and Exchange Commission and do not constitute indicating that the Board or any Trustee has special expertise or experience, and shall not impose any greater responsibility or liability on such Trustee or on the Board by reason thereof.

BOARD STRUCTURE

The Board of Trustees is responsible for overseeing the management and operations of the Trust and the Funds.  The Board consists of nine Independent Trustees and three Trustees who are interested persons of the Trust.  Arthur D. Ally, who is an interested person of the Trust , serves as Chair of the Board, Mr. Alan Ross serves as Vice-Chair of the Board, and Mr. Charles Nelson serves as the Lead Independent Trustee.  Mr. Ross and Mr. Nelson work with Mr. Ally to set the agendas for the Board and Committee meetings, chairs meetings of the Independent Trustees, and generally serves as a liaison between the Independent Trustees and the Trust's management between Board meetings.

The Board of Trustees has one standing committee:  the Audit Committee.  The Audit Committee is chaired by an Independent Trustee.  The Audit Committee consists of Messrs. Nelson, Mulder and Copeland.  Mr. Nelson chairs the Committee.  The members of the Audit Committee are not “interested” persons of the Trust (as defined in the 1940 Act).  The primary responsibilities of the Trust's Audit Committee are, as set forth in its charter, to make recommendations to the Board as to: the engagement or discharge of the Trust's independent auditors (including the audit fees charged by auditors); the supervision of investigations into matters relating to audit matters; the review with the independent auditors of the results of audits; and addressing any other matters regarding audits.  The Audit Committee met two times during the last fiscal year.

The Board holds four regular meetings each year to consider and act upon matters involving the Trust and the Funds.  The Board also may hold special meetings to address matters arising between regular meetings.  The Independent Trustees also regularly meet outside the presence of management and are advised by legal counsel.  These meetings may take place in person or by telephone.  Through the Audit Committee, the Independent Trustees consider and address important matters involving the Funds, including those presenting conflicts or potential conflicts of interest for Trust management.  The Board of Trustees has determined that its committee structure helps ensure that the Funds have effective and independent governance and oversight.  Given the Advisor's sponsorship of the Trust, that investors have selected the Advisor to provide overall management to the Funds, and Mr. Ally's senior leadership role within the Advisor, the Board elected him Chairman.  The Board reviews its structure regularly and believes that its leadership structure, including having at least two thirds Independent Trustees, coupled with the responsibilities undertaken by Mr. Ally as Chair, Mr. Ross as Vice-Chair and the Board's Lead Independent Trustee, is appropriate and in the best interests of the Trust, given its specific characteristics.  The Board of Trustees also believes its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.

BOARD OVERSIGHT OF RISK

An integral part of the Board's overall responsibility for overseeing the management and operations of the Trust is the Board's oversight of the risk management of the Trust's investment programs and business affairs.  The Funds are subject to a number of risks, such as investment risk, credit risk, valuation risk, operational risk, and legal, compliance and regulatory risk.  The Trust, the Advisor and the other service providers have implemented various processes, procedures and controls to identify risks to the Funds, to lessen the probability of their occurrence and to mitigate any adverse effect should they occur.  Different processes, procedures and controls are employed with respect to different types of risks.  These systems include those that are embedded in the conduct of the regular operations of the Board and in the regular responsibilities of the officers of the Trust and the other service providers.

The Board of Trustees exercises oversight of the risk management process through the Board itself and through the Audit Committee.  In addition to adopting, and periodically reviewing, policies and procedures designed to address risks to the Funds, the Board of Trustees requires management of the Advisor and the Trust, including the Trust's Chief Compliance Officer (“CCO”), to report to the Board and the Audit Committee on a variety of matters, including matters relating to risk management, at regular and special meetings.  The Board and the Audit Committee receive regular reports from the Trust's independent public accountants on internal control and financial reporting matters.  On at least an annual basis, the Independent Directors meet separately with the Funds' CCO outside the presence of management, to discuss issues related to compliance.  Furthermore, the Board receives a quarterly report from the Funds' CCO regarding the operation of the compliance policies and procedures of the Trust and its primary service providers.  The Board also receives quarterly reports from the Advisor on the investments and securities trading of the Funds, including their investment performance, as well as reports regarding the valuation of the Funds' securities.  In addition, in its annual review of the Funds' advisory agreements, the Board reviews information provided by the Advisor relating to its operational capabilities, financial condition and resources.  The Board also conducts an annual self-evaluation that includes a review of its effectiveness in overseeing the number of Funds in the Trust and the effectiveness of its committee structure.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	October 1, 2013

The Board recognizes that it is not possible to identify all of the risks that may affect a Fund or to develop processes, procedures and controls to eliminate or mitigate every occurrence or effect.  The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

TRUSTEE OWNERSHIP

The following table sets forth information about the Trustees and the dollar range of shares of the Timothy Plan Family of Funds owned by each Trustee.  As of December 31, 2012, the Trustees owned the following dollar ranges of Fund shares.

Interested Trustees
Arthur D. Ally			$1	–	$10,000
	Aggressive Growth	$1 - $10,000
	Conservative Growth	$1 - $10,000
	Defensive Strategies	$1 - $10,000
	Emerging Markets	$1 - $10,000
	Fixed Income	$1 - $10,000
	Israel Common Values	$1 - $10,000
	Large/Mid Cap Growth	$1 - $10,000
	Large/Mid Cap Value	$1 - $10,000
	Small Cap Value	$1 - $10,000
	Strategic Growth	$1 - $10,000
Joseph E. Boatwright				Over	$100,000
	Conservative Growth	$50,001 - $100,000
	Fixed Income	$10,001 - $50,000
	Large/Mid Cap Value	$50,001 - $100,000
	Small Cap Value	$10,001 - $50,000
	Strategic Growth	$50,001 - $100,000
Mathew D. Staver				Over	$100,000
	Israel Common Values	$1 - $10,000
	Small Cap Value	Over $100,000
	Strategic Growth	$10,001 - $50,000

Independent Trustees
Kenneth Blackwell	None				None
Richard W. Copeland	None				None
Deborah Honeycutt	None				None
Bill Johnson			$10,001	–	$50,000
	Conservative Growth	$10,001 - $50,000
	Defensive Strategies	$1 - $10,000
	High Yield Bond	$1 - $10,000
John C. Mulder	None				None
Charles E. Nelson	None				None
Scott Preissler, Ph.D.	None				None
Alan M. Ross	None				None
Patrice Tsague			$10,001	–	$50,000
	International	$1 - $10,000
	Large/Mid Cap Value	$1 - $10,000
	Strategic Growth	$1 - $10,000

Compensation

Compensation was paid by the Trust to the Trustees during the past calendar year as set forth in the table below.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	October 1, 2013

Interested Trustees
Arthur D. Ally, Chairman	$0	$0	$0	$0
Joseph E. Boatwright, Secretary	$0	$0	$0	$0
Mathew D. Staver	$0	$0	$0	$0
Independent Trustees
Kenneth Blackwell	$2,250	$0	$0	$2,250
Richard W. Copeland	$3,000	$0	$0	$3,000
Deborah Honeycutt	$3,000	$0	$0	$3,000
Bill Johnson	$2,250	$0	$0	$2,250
John C. Mulder	$2,250	$0	$0	$2,250
Charles E. Nelson	$3,000	$0	$0	$3,000
Scott Preissler, Ph.D.	$3,000	$0	$0	$3,000
Alan M. Ross	$2,250	$0	$0	$2,250
Patrice Tsague	$3,000	$0	$0	$3,000

Code of Ethics

The Trust, the Advisor, the investment managers and the Funds' underwriter have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940.  The personnel subject to the Code are permitted to invest in securities; however, the Advisor's, Trust's and underwriter's employees are prohibited from purchasing securities that are held by the Funds.  You may obtain a copy of the Code of Ethics from the Securities and Exchange Commission.   Pursuant to Section 406 of the Sarbanes-Oxley Act of 2002, the Trustees amended the Codes of Ethics to accommodate the requirements of Section 406.   The amended Codes of Ethics adopted by the Trust, TPL, and each sub-Advisor, have each been reviewed and ratified by the Board of Trustees.

Proxy Voting Policies

The Board of Trustees of the Trust has approved proxy voting procedures for the Trust.  These procedures set forth guidelines and procedures for the voting of proxies relating to securities held by the Funds.  Records of the Funds' proxy voting records are maintained and are available for inspection.  The Board is responsible for overseeing the implementation of the procedures.  Copies of the proxy voting procedures have been filed with the Securities and Exchange Commission, which may be reviewed and copied at the SEC's Public Reference Room in Washington, DC.  The procedures are also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov).  Copies of the procedures can be obtained, after paying a duplicating fee, by electronic request (publicinvest@sec.gov) or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.  A copy will also be sent to you, free of charge, at your request by writing to the Trust at Gemini Fund Services, Inc., 450 Wireless Blvd., Hauppauge, NY 11788, or calling toll free at 1-800-662-0201.  A summary of the Trust's Proxy Voting Procedures is also attached to this SAI as Appendix A.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	October 1, 2013

Section 4 |  Control Persons and Principal Holders of Securities

This Fund is being offered for the first time. As of October 1, 2013, Timothy Partners, Ltd. owned all the outstanding shares of the Fund.

For the purposes of ownership, “control” means the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company.  A controlling ownership may be detrimental to the other shareholders of the company.

Section 5 | Investment Advisory and Other Services

Principal Underwriter

Timothy Partners, Ltd., 1055 Maitland Center Commons, Maitland, FL  32751, acts as the principal underwriter (the “Underwriter”) of the Funds' shares for the purpose of facilitating the notice filing of shares of the Funds under state securities laws and to assist in sales of shares pursuant to a written underwriting agreement (the “Underwriting Agreement”) approved by the Funds' Trustees.  TPL is not compensated for serving as principal underwriter to the Funds.

In that regard, TPL has agreed at its own expense to qualify as a broker/dealer under all applicable federal or state laws in those states which the Funds shall from time to time identify to TPL as states in which it wishes to offer its shares for sale, in order that state notice filings may be maintained by the Funds.

TPL is a broker/dealer registered with the U.S.  Securities and Exchange Commission and is a member in good standing of the Financial Industry Regulatory Authority.

The Funds shall continue to bear the expense of all filing or registration fees incurred in connection with the notice filing of shares under state securities laws.

The Underwriting Agreement may be terminated by either party upon 60 days' prior written notice to the other party.

Arthur D. Ally is President, Chairman and Trustee of the Trust.   Mr. Ally is also President of Timothy Partners, Ltd.   Mr. Ally had over eighteen years experience in the investment industry prior to becoming president of Timothy Plan, having worked for Prudential Bache, Shearson Lehman Brothers and Investment Management & Research.  Some or all of these firms may be utilized by an investment manager to execute portfolio trades for a Fund.  Neither Mr. Ally nor any affiliated person of the Trust will receive any benefit from such transactions.

Transfer/Fund Accounting Agent/Administrator

Gemini Fund Services, Inc., 450 Wireless Blvd., Hauppauge, NY 11788 serves as transfer agent, fund accounting agent and administrator to the Trust pursuant to a written agreement dated August 8, 2011.  Prior to the engagement of Gemini Fund Services, Inc., Huntington Asset Services, Inc.  had provided transfer agent, fund accounting and administrative services to the Trust.

For the Trust's fiscal periods ended September 30, 2010, 2011, and 2012, the Trust paid the following fees for transfer agency, fund accounting and administration:

Service	2010	2011	2012
Administration Fees	$1,088,949	$1,386,859	$1,201,887

Other Service Providers

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of Cohen Fund Audit Services, Ltd., 1350 Euclid Avenue, Suite 800, Cleveland, OH  44115, has been selected as the independent registered public accounting firm for the Funds for the fiscal year ending September 30, 2013.  Cohen Fund Audit Services, Ltd.  performs an annual audit of the Funds' financial statements and provides financial, tax, and accounting consulting services as requested.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	October 1, 2013

Service Agreements

CUSTODIAN

US Bank, 425 Walnut Street, Cincinnati, Ohio 45202, is custodian of the Funds' investments.  The custodian acts as the Funds' depository, safe-keeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Funds' request and maintains records in connection with its duties.  For its custodial services the bank receives, in addition to certain per transaction fees, the greater of $225 per month per fund or (annualized) 1.20 basis points (.00012) for the first $75 million in assets, 1.0 basis point (.00010) on the next $100 million in assets, and 0.75 basis point (.000075) on all amounts over $175 million in assets.

Section 6 | Brokerage Allocation

Brokerage Transactions

The Funds' Advisor and/or investment Sub-Advisor, when effecting the purchases and sales of portfolio securities for the account of a Fund, will seek execution of trades either (i) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (ii) at a higher rate of commission charges if reasonable in relation to brokerage and research services provided to the Fund or the investment manager by such member, broker, or dealer.  Such services may include, but are not limited to, any one or more of the following: information on the availability of securities for purchase or sale, statistical or factual information, or opinions pertaining to investments.  The Advisor and each Sub-Advisor are prohibited from considering brokerage allocation to dealers in consideration of a dealers' distribution efforts of Portfolio or Fund shares.   The Trust has adopted policies and procedures to detect and prohibit brokerage allocation based on broker/dealer Fund share sales.

TPL, through the investment managers, is responsible for making the Funds' portfolio decisions subject to instructions described in the applicable prospectus. The Board of Trustees may, however, impose limitations on the allocation of portfolio brokerage.

Securities held by one Fund may also be held by another Fund or other accounts for which TPL or the investment manager serves as an Advisor, or held by TPL or the investment manager for their own accounts.  If purchases or sales of securities for a Fund or other entities for which they act as investment Advisor or for their advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective entities and clients in a manner deemed equitable to all.  To the extent that transactions on behalf of more than one client of TPL or the investment manager during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

On occasions when TPL or an investment manager deems the purchase or sale of a security to be in the best interests of one or more Funds or other accounts, they may to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for the other Fund or accounts in order to obtain favorable execution and lower brokerage commissions.  In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by an investment manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Funds and to such other accounts.  In some cases this procedure may adversely affect the size of the position obtainable for a Fund.

The Board of Trustees of the Trust regularly reviews the brokerage placement practices of the investment managers on behalf of the Funds, and reviews the prices and commissions, if any, paid by the Funds to determine if they were reasonable.

Commissions

The chart below shows the brokerage fees and commissions paid by the Funds for the abbreviated period January 1, 2009 through September 30, 2009, and fiscal years ending September 30, 2010, 2011 and 2012 as set forth below.

	2009	1	2010	2011	2012
Aggressive Growth Fund	$77,157		$53,183	$70,920	$61,139
International Fund	$57,052		$64,477	$63,397	$40,730
Large/Mid Cap Growth Fund	$78,373		$84,231	$104,554	$94,405
Small Cap Value Fund	$46,328		$57,611	$64,405	$74,460
Large/Mid Cap Value Fund	$27,186		$23,385	$10,553	$6,992
Defensive Strategies Fund	N/A		$19,165	$36,882	$104,740
Israel Common Values Fund 2	N/A		N/A	N/A	$36,320
Emerging Markets Fund 3	N/A		N/A	N/A	N/A
Fixed Income Fund	N/A		N/A	N/A	N/A
High Yield Bond Fund	N/A		N/A	N/A	N/A
Strategic Growth Fund	$0		$0	$0	$0
Conservative Growth Fund	$0		$0	$0	$0

1.	In 2009, the Board of Trustees voted to change the Funds to fiscal years ending on September 30.
2.	The Fund commenced investment operations on October 11, 2011.
3.	The Fund commenced investment operations on December 3, 2012.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	October 1, 2013

Section 7 | Purchase, Redemption, and Pricing of Shares

Purchase of Shares

The shares of the Timothy Plan Funds are continuously offered by the Distributor.  Orders will not be considered complete until receipt by the distributor of a completed account application form, and receipt by the custodian of payment for the shares purchased.  Once both are received, such orders will be confirmed at the next determined net asset value per share (based upon valuation procedures described in the prospectus), as of the close of business of the business day on which the completed order is received, normally 4 p.m.  Eastern time.  Completed orders received by the Funds after 4 p.m.  will be confirmed at the next business day's price.

TAX-DEFERRED RETIREMENT PLANS

Shares of the Timothy Plan Funds are available to all types of tax-deferred retirement plans such as individual retirement accounts (“IRAs”), employer-sponsored defined contribution plans (including 401(k) plans) and tax-sheltered custodial accounts described in Section 403(b) of the Internal Revenue Code.  Qualified investors benefit from the tax-free compounding of income dividends and capital gains distributions.  The Timothy Plan Funds sponsor IRAs.  Subject to certain income restrictions, individuals, who are active participants in an employer maintained retirement plan, are eligible to contribute on a deductible basis to an IRA account.  All individuals who have earned income may make nondeductible IRA contributions to the extent that they are not eligible for a deductible contribution.  Income earned by an IRA account will continue to be tax deferred.

A special IRA program is available for employers under which the employers may establish IRA accounts for their employees in lieu of establishing tax qualified retirement plans.  Known as SEP-IRAs (Simplified Employee Pension-IRA), they free the employer of many of the record keeping requirements of establishing and maintaining a tax qualified retirement plan trust.

If you are entitled to receive a distribution from a qualified retirement plan, you may rollover all or part of that distribution into a Timothy Plan Fund IRA.  Your rollover contribution is not subject to the limits on annual IRA contributions.  You can continue to defer federal income taxes on your contribution and on any income that is earned on that contribution.

The Timothy Plan Funds may be utilized as investment vehicles for employer sponsored and administered 403(b) retirement plans, by schools, hospitals, and certain other tax-exempt organizations or associations.  403(b) contributions, to the extent they satisfy the Plan Document requirements and do not exceed applicable limitations, are excludable from the gross income of the employee for federal income tax purposes.

The Timothy Plan Funds also offer Roth IRAs.  While contributions to a Roth IRA are not currently deductible, the amounts within the accounts accumulate tax-free and qualified distributions will not be included in a shareholder's taxable income.  The contribution limit in 2012 is $5,000 annually ($10,000 for joint returns) in aggregate with contributions to traditional IRAs.  Certain catch-up provisions and income phase-outs apply.

In all these plans, distributions of net investment income and capital gains will be automatically reinvested.

All the foregoing retirement plan options require special plan documents.  Please call the Timothy Plan at (800) TIM-PLAN (800-846-7526) to obtain information regarding the establishment of retirement plan accounts.  In the case of IRAs and 403(b) Plans, Constellation Trust acts as the plan custodian.  The Fund custodian, Constellation Trust, charges $10.00 per social security number and account type in connection with plan establishment and maintenance, of which $5.00 is remitted to the Fund underwriter, Timothy Partners, Ltd.  These IRA fees are detailed in the plan documents; you should consult your employer's plan document for details of the expenses incurred by 403(b) accounts.  You should consult with your attorney or other tax advisor for specific advice prior to establishing a plan.

DEALER TRANSACTION FEES

Dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares.  The amount and applicability of such a fee is determined and disclosed to its customers by each individual dealer.  Processing or service fees typically are in addition to the sales and other charges described in the prospectus and this statement of additional information.  Your dealer will provide you with specific information about any processing or service fees you will be charged.

Redemption of Shares

The redemption price will be based upon the net asset value per share next determined after receipt of the redemption request, provided it has been submitted in the manner described below.  The redemption price may be more or less than your cost, depending upon the net asset value per Class at the time of redemption.  Shares of the Timothy Plan Funds may be redeemed through certain brokers, financial institutions or service organizations, banks and bank trust departments, who may charge a transaction fee or other fee for their services at the time of redemption.  Such fees would not otherwise be charged if the shares were purchased directly from the Timothy Plan Funds.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	October 1, 2013

Payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that the Funds reserve the right to suspend the right of redemption, or to postpone the date of payment upon redemption beyond seven days: (i) for any period during which the New York Stock Exchange is restricted, (ii) for any period during which an emergency exists as determined by the U.S. Securities and Exchange Commission as a result of which disposal of securities owned by the Funds is not reasonably predictable or it is not reasonably practicable for the Funds fairly to determine the value of its net assets, or (iii) for such other periods as the U.S. Securities and Exchange Commission may by order permit for the protection of shareholders of the Funds.

Pursuant to the Trust's Agreement and Declaration of Trust, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind.  However, the Trust has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund, during any 90-day period for any one shareholder.  Payments in excess of this limit will also be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of the Fund.  Any portfolio securities paid or distributed in-kind would be valued as described in the applicable prospectus.  In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Funds.

In-kind payments need not constitute a cross-section of a Fund's portfolio.  Where a shareholder has requested redemption of all or a part of the shareholder's investment, and where a Fund completes such redemption in-kind, that Fund will not recognize gain or loss for federal tax purposes, on the securities used to complete the redemption.  The shareholder will recognize gain or loss equal to the difference between the fair market value of the securities received and the shareholder's basis in the Fund shares redeemed.

Section 8 | Taxation of the Fund

Taxation

The Timothy Plan Funds intend to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

In order to so qualify, a Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies;  (ii) distribute at least 98.2% of its dividends, interest and certain other taxable income each year; and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a Fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the government or other regulated investment companies) of any one issuer or of two or more issuers which a Fund controls and which are engaged in the same, similar or related trades and businesses.

To the extent each Fund qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income and net capital gains paid to shareholders in the form of dividends or capital gains distributions.

An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's “required distributions” over actual distributions in any calendar year.  Generally, the “required distribution” is 98% of a Fund's ordinary income for the calendar year plus 98.2% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years.  Each Fund intends to make distributions sufficient to avoid imposition of the excise tax.  Distributions declared by a Fund during October, November or December to shareholders of record during such month and paid by January 31 of the following year will be taxable to shareholders in the calendar year in which they are declared, rather than the calendar year in which they are received.

If shares of a Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

Shareholders will be subject to federal income taxes on distributions made by a Fund whether received in cash or additional shares of the Fund.  Distributions of net investment income and net short-term capital gains, if any, will be taxable to shareholders as ordinary income.  Distributions of net long-term capital gains, if any, will be taxable to shareholders as long-term capital gains, without regard to how long a shareholder has held shares of the Fund.  A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares.  A redemption of a Fund's shares will result in a taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares.  An exchange of shares of any Fund for shares of another Fund generally will have similar tax consequences.  In addition, if shares of a Fund are purchased (whether pursuant to the reinstatement privilege or otherwise) within 30 days before or after redeeming other shares of that Fund (regardless of class) at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.  Dividends eligible for designation under the dividends received deduction and paid by a Fund may qualify in part for the 70% dividends received deduction for corporations provided, however, that those shares have been held for at least 45 days.

The Trust will notify shareholders each year of the amount of dividends and distributions, including the amount of any distribution of long-term capital gains, and the portion of its dividends which may qualify for the 70% deduction.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	October 1, 2013

By law, each Fund must withhold a percentage of your taxable distributions and proceeds (“back-up withholding”) if you do not provide your correct social security or taxpayer identification number, or if the IRS instructs the Fund to do so.  The withholding provision generally does not apply to nonresident aliens.  Ordinarily, distributions and redemption proceeds earned by a Fund's shareholders are not subject to withholding of federal income tax.  However, if a shareholder fails to furnish a tax identification number or social security number, or certify under penalties of perjury that such number is correct, the Fund may be required to withhold federal income tax from all dividend, capital gain and/or redemption payments to such shareholder.  Dividends and capital gain distributions may also be subject to back-up withholding if a shareholder fails to certify under penalties of perjury that such shareholder is not subject to back-up withholding due to the underreporting of certain income.  These certifications are contained in the purchase application enclosed with the Prospectus.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations currently in effect.  For the complete provisions, reference should be made to the pertinent Code sections and regulations.  The Code and regulations are subject to change by legislative or administrative action at any time, and retroactively.

Each class of shares of the Timothy Plan Funds will share proportionately in the investment income and expenses of that Fund, except that each class will incur different distribution expenses.

Dividends and distributions also may be subject to state and local taxes.

Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local taxes.

Section 9 | Calculation of Performance Data

Performance

Performance information for the shares of the Timothy Plan Funds will vary due to the effect of expense ratios on the performance calculations.

Current yield and total return may be quoted in advertisements, shareholder reports or other communications to shareholders.  Yield is the ratio of income per share derived from a Fund's investments to a current maximum offering price expressed in terms of percent.  The yield is quoted on the basis of earnings after expenses have been deducted.  Total return is the total of all income and capital gains paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in the value of the original investment, expressed as a percentage of the purchase price.  Occasionally, a Fund may include their distribution rates in advertisements.  The distribution rate is the amount of distributions per share made by a Fund over a 12-month period divided by the current maximum offering price.

U.S.  Securities and Exchange Commission (“Commission”) rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by a Fund be accompanied by certain standardized performance information computed as required by the Commission.  Current yield and total return quotations used by a  Fund are based on the standardized methods of computing performance mandated by the Commission.  An explanation of those and other methods used by the Funds to compute or express performance follows.

AVERAGE ANNUAL TOTAL RETURN QUOTATION

As the following formula indicates, the average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation and dividends and distributions paid and reinvested) for the stated period less any fees charged to all shareholder accounts and annualizing the result.  The calculation assumes the maximum sales load is deducted from the initial $1,000 purchase order and that all dividends and distributions are reinvested at the net asset value on the reinvestment dates during the period.  The quotation assumes the account was completely redeemed at the end of each one, five and ten-year period and assumes the deduction of all applicable charges and fees.  According to the Commission formula:

P(1+T)n = ERV

WHERE:	P	=	a hypothetical initial payment of $1,000.
	T	=	average annual total return.
	n	=	number of years.
	ERV	=
ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five or ten-year periods, determined at the end of the one, five or ten-year periods (or fractional portion thereof).

The advertised after-tax returns for a class of a fund are calculated by equaling an initial amount invested in a class of a fund to the ending value, according to the following formulas:

After Taxes on Distributions

P(1+T)n = ATVD

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	October 1, 2013

After Taxes on Distributions and Redemptions

P(1+T)n - ATVDR

WHERE:	P	=	a hypothetical initial payment of $1,000.
	T	=	average annual return (after taxes on distributions or after taxes on distributions and redemptions as applicable,
	n	=	number of years.
	ATVD	=
ending value of a hypothetical $1,000 payment made at the beginning of the one, five or ten-year periods at the end of the one, five or ten-year periods (or fractional portion), after taxes on redemption.

	ATVDR	=
ending value of a hypothetical $1,000 payment made at the beginning of the one, five or ten-year periods at the end of the one, five or ten-year periods (or financial portion) after taxes on fund distributions and redemption.

Based on these formulas, annualized total returns were as follows for the periods and Funds indicated:

YIELD QUOTATION

A fund's “yield” is determined in accordance with the method defined by the Securities and Exchange Commission.  A yield quotation is based on a 30 day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

Yield = 2[(a-b/cd+1)6 – 1]

WHERE:	a	=	dividends and interest earned during the period
	b	=	expenses accrued for the period (net of reimbursements)
	c	=	the average daily number of shares outstanding during the period that were entitled to receive dividends
	d	=	the maximum offering price per share on the last day of the period

Solely for the purpose of computing yield, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security each day that a fund owns the security.  Generally, interest earned (for the purpose of “a” above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest).  With respect to the treatment of discount and premium on mortgage or other receivable-backed obligations which are expected to be subject to monthly paydowns of principal and interest, gain or loss attributable to actual monthly paydowns is accounted for as an increase or decrease to interest income during the period and discount or premium on the remaining security is not amortized.

Section 10 | Financial Statements

The Trust's financial statements, including the notes thereto, dated September 30, 2012, which have been audited by Cohen Fund Audit Services, Ltd., Independent Registered Public Accounting Firm, are incorporated by reference from the Timothy Plan's 2012 Annual Reports to Shareholders.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	October 1, 2013

Appendix A | Proxy Voting Policy

Preface

Timothy Partners, Ltd.  (“Advisor”) is registered with the Securities and Exchange Commission as an investment Advisor under the Investment Advisors Act of 1940, as amended (“Advisors Act”).  Pursuant to an advisory agreement between Advisor and The Timothy Plan (the “Trust”), Advisor manages the assets of the Timothy Plan Funds (the “Funds”).  As the investment Advisor to the Funds, Advisor is responsible for voting all proxies related to securities held in the Funds' investment portfolios.  Because the Funds’ Sub-Advisors, under the close scrutiny of the Advisor, perform economic and management analyses of the companies in which the Funds are invested, Advisor looks to the Funds’ Sub-Advisors to vote proxies, and each Sub-Advisors' proxy policies and procedures are incorporated herein by specific reference.

Advisor, consistent with its fiduciary duties and pursuant to Rule 206(4)-6 under the Advisors Act, has designed this proxy voting policy (the “Policy”) to reflect its commitment to vote all proxies, when called upon to vote by a Sub-Advisor who perceives a potential conflict or for any other reason, in a manner consistent with the best interests of the Funds' shareholders.  Sub-Advisors, and Advisor, consistent with their duty of care, will monitor corporate actions for those issuers whose securities are called upon to vote.  Consistent with its duty of loyalty, Advisor will, in all cases, vote, or cause Sub-Advisors to vote, to promote the Funds' shareholders' best interests.  In determining how to vote proxies, Advisor and Sub-Advisors shall initially review each Proxy subject to perform an analysis of the impact each issue may have pursuant to the moral considerations set forth in the Prospectus, and shall vote in a manner not inconsistent with those moral considerations.  Further, Advisor and Sub-Advisors will not subordinate the economic interest of the Funds' shareholders to their own interests or to that of any other entity or interested party.

Key Proxy Voting Issues

All votes shall initially be reviewed subject to an analysis of the impact each issue may have pursuant to the moral considerations set forth in the Prospectus.   Subsequent to the moral analysis, all votes shall be on a company-by-company basis, and each issue shall be considered in the context of the company under review, and the various economic impacts such issues may have on the Funds' stated investment objectives.  Advisor will give great weight to the views of management if and only if the issues involved will not have a negative impact on the Funds' shareholder values.  In all other cases, Advisor will engage in an independent analysis of the impact that the proposed action will have on shareholder values.

1.	Board of Trustees

Electing directors is one of the most important rights of stock ownership that company shareholders can exercise.  Advisor believes that company directors should act in the long-term best interests of the company's shareholders and the company as a whole.  Generally, subsequent to the moral considerations addressed above, when called upon by a Sub-Advisor to vote, Advisor will vote in favor of director nominees that have expressed and/or demonstrated a commitment to the interest of the company's shareholders.  Advisor will consider the following factors in deciding how to vote proxies relating to director elections:

i.
In re-electing incumbent directors, the long-term performance of the company relative to its peers – Advisor will not vote to re-elect a board if the company has had consistent poor performance relative to its peers in the industry, unless the board has taken or is attempting to take steps to improve the company's performance.

ii.
Whether the slate of director nominees promotes a majority of independent directors on the full board – Advisor believes that it is in the best interest of all company shareholders to have, as a majority, directors that are independent of management.

iii.	A director nominee's attendance at less than 75% of required meetings – Frequent non-attendance at board meetings will be grounds for voting against re-election.

iv.
Existence of any prior SEC violations and/or other criminal offenses – Advisor will not vote in favor of a director nominee who, to Advisor's actual knowledge, is the subject of SEC or other criminal enforcement actions.

Advisor believes that it is in the shareholders' best interests to have bright and experienced directors serving on a company's board.  To this end, Advisor believes that companies should be allowed to establish director compensation packages that attract and retain desirable directors.  Advisor will consider whether proposals relating to director compensation are reasonable in relation to the company's performance and resources.  Advisor will vote in favor of proposals that seek to impose reasonable limits on director compensation.

In all other issues that may arise relating to the Board of Directors, Advisor will vote against all proposals that benefit directors at the expense of shareholders, and in favor of all proposals that do not unreasonably abrogate the rights of shareholders.  As previously stated, each issue will be analyzed on an issue-by-issue basis.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	October 1, 2013

2.	Corporate Governance

Corporate governance issues may include, but are not limited to, the following: (i) corporate defenses, (ii) corporate restructuring proposals, (iii) proposals affecting the capital structure of a company, (iv) proposals regarding executive compensation, or (v) proposals regarding the independent auditors of the company.  When called upon by a Sub-Advisor to vote:

i.
Corporate Defenses |  Although Advisor will review each proposal on a case-by-case basis, Advisor will generally vote against management proposals that (a) seek to insulate management from all threats of change in control, (b) provide the board with veto power against all takeover bids, (c) allow management or the board of the company to buy shares from particular shareholders at a premium at the expense of the majority of shareholders, or (d) allow management to increase or decrease the size of the board at its own discretion.  Advisor will only vote in favor of those proposals that do not unreasonably discriminate against a majority of shareholders, or greatly alter the balance of power between shareholders, on one side, and management and the board, on the other.

ii.
Corporate Restructuring |  These may include mergers and acquisitions, spin-offs, asset sales, leveraged buy-outs and/or liquidations.  In determining the vote on these types of proposals, Advisor will consider the following factors: (a) whether the proposed action represents the best means of enhancing shareholder values, (b) whether the company's long-term prospects will be positively affected by the proposal, (c) how the proposed action will impact corporate governance and/or shareholder rights, (d) how the proposed deal was negotiated, (e) whether all shareholders receive equal/fair treatment under the terms of the proposed action, and/or (f) whether shareholders could realize greater value through alternative means.

iii.
Capital Structure |  Proposals affecting the capital structure of a company may have significant impact on shareholder value, particularly when they involve the issuance of additional stock.  As such, Advisor will vote in favor of proposals to increase the authorized or outstanding stock of the company only when management provides persuasive business justification for the increase, such as to fund acquisitions, recapitalization or debt restructuring.  Advisor will vote against proposals that unreasonably dilute shareholder value or create classes of stock with unequal voting rights if, over time, such action may lead to a concentration of voting power in the hands of few insiders.

iv.
Executive Compensation |  Advisor believes executives should be compensated at a reasonable rate and that companies should be free to offer attractive compensation packages that encourage high performance in executives because, over time, it will increase shareholder values.  Advisor also believes however, that executive compensation should, to some extent, be tied to the performance of the company.  Therefore, Advisor will vote in favor of proposals that provide challenging performance objectives to company executives, and which serve to motivate executives to better performance.  Advisor will vote against all proposals that offer unreasonable benefits to executives whose past performance has been less than satisfactory.

Advisor will vote against shareholder proposals that summarily restrict executive compensation without regard to the company's performance, and in favor of shareholder proposals that seek additional disclosures on executive compensation.

v.
Independent Registered Public Accountants |  The engagement, retention and termination of a Company's independent auditors must be approved by the Company's audit committee, which typically includes only those independent directors who are not affiliated with or compensated by the Company, except for directors' fees.  In reliance on the audit committee's recommendation, Advisor generally will vote to ratify the employment or retention of a Company's independent auditors unless Advisor is aware that the auditor is not independent or that the auditor has, in the past, rendered an opinion that was neither accurate nor indicative of the Company's financial position.

3.	Shareholder Rights

State law provides shareholders of a company with various rights, including, but not limited to, cumulative voting, appraisal rights, the ability to call special meetings, the ability to vote by written consent and the ability to amend the charter or bylaws of the company.  When called upon by a Sub-Advisor to vote, Advisor will carefully analyze all proposals relating to shareholder rights and will vote against proposals that seek to eliminate existing shareholder rights or restrict the ability of shareholders to act in a reasonable manner to protect their interest in the company.  In all cases, Advisor will vote in favor of proposals that best represent the long-term financial interest of Fund shareholders.

4.	Social and Environmental Issues

When called upon by a Sub-Advisor to vote, in determining how to vote proxies in this category, Advisor will consider the following factors:

~~•~~	Whether the proposal creates a stated position that could affect the company's reputation and/or operations, or leave it vulnerable to boycotts and other negative consumer responses;

~~•~~	The percentage of assets of the company that will be devoted to implementing the proposal;

~~•~~	Whether the issue is more properly dealt with through other means, such as through governmental action;

~~•~~	Whether the company has already dealt with the issue in some other appropriate way; and

~~•~~	What other companies have done in response to the issue.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	October 1, 2013

While Advisor generally supports shareholder proposals that seek to create good corporate citizenship, Advisor will vote against proposals that would tie up a large percentage of the assets of the company.  Advisor believes that such proposals are inconsistent with its duty to seek long-term value for Fund shareholders.  Advisor will also evaluate all proposals seeking to bring to an end certain corporate actions to determine whether the proposals adversely affect the ability of the company to remain profitable.  Advisor will vote in favor of proposals that enhance or do not negatively impact long-term shareholder values.

Proxy Voting Procedures

1.	The Proxy Voting Officer

Advisor hereby appoints Mr. Terry Covert as the person responsible for voting all proxies relating to securities held in the Funds' accounts (the “Proxy Voting Officer”) when called upon by a Sub-Advisor to vote.  The Proxy Voting Officer shall take all reasonable efforts to monitor corporate actions, obtain all information sufficient to allow an informed vote on the matter, and ensure that all proxy votes are cast in a timely fashion and in a manner consistent with this Policy.

If, in the Proxy Voting Officer's reasonable belief, it is in the best interest of the Fund shareholders to cast a particular vote in a manner that is contrary to this policy, the Advisor shall submit a request for a waiver to the Board of Trustees of the Trust (the “Board”), stating the facts and reasons for the Proxy Voting Officer's belief.  The Proxy Voting Officer shall proceed to vote the proxy in accordance with the decision of the Board.

In addition, if, in the Proxy Voting Officer's reasonable belief, it is in the best interest of the Fund shareholders to abstain from voting on a particular proxy solicitation, the Proxy Voting Officer shall make a record summarizing the reasons for the Proxy Voting Officer's belief and shall present this summary to the Board along with other reports required in Section 3 below.

2.	Conflict of Interest Transactions

The Proxy Voting Officer shall submit to the Trust's Board of Trustees all proxies solicitations that, in the Proxy Voting Officer's reasonable belief, present a conflict between the interests of the Fund shareholders on one hand, and those of an Advisor or any of its affiliated persons/entities (each, an “Advisory Entity”).  Conflict of interest transactions include, but are not limited to, situations where:

1.	an Advisory Entity has a business or personal relationship with the participant of a proxy contest such as members of the issuer’s management or the soliciting shareholder(s);

2.	an Advisory Entity provides advisory, brokerage, underwriting, insurance or banking or other services to the issuer whose management is soliciting proxies;

3.	an Advisory Entity has a personal or business relationship with a candidate for directorship; or

4.	an Advisory Entity manages a pension plan or administers an employee benefit plan, or intends to pursue an opportunity to do so.

In all such cases, the materials submitted to the Board shall include the name of the affiliated party whose interests in the transaction are believed to be contrary to the interests of the Funds, a brief description of the conflict, and any other information in the Proxy Voting Officer's possession that would enable the Board to make an informed decision on the matter.  The Proxy Voting Officer shall vote the proxy in accordance with the direction of the Board.

3.	Report to the Board of Trustees

The Proxy Voting Officer shall, from reports received from Sub-Advisors and votes cast when called upon by a Sub-Advisor to vote, compile and present to the Board of Trustees an annual report of all proxy solicitations received by the Funds, including for each proxy solicitation, (i) the name of the issuer; (ii) the exchange ticker symbol for the security; (iii) the CUSIP number; (iv) the shareholder meeting date; (iv) a brief identification of the matter voted on; (v) whether the matter was proposed by the management or by a security holder; (vi) whether the Proxy Voting Officer cast its vote on the matter and if not, an explanation of why no vote was cast; (vii) how the vote was cast (i.e., for or against the proposal); (viii) whether the vote was cast for or against management; and (ix) whether the vote was consistent with this Policy, and if inconsistent, an explanation of why the vote was cast in such manner.  The report shall also include a summary of all transactions which, in the Proxy Voting Officer's reasonable opinion, presented a potential conflict of interest, and a brief explanation of how each conflict was resolved.

4.	Responding to Fund Shareholders' Request for Proxy Voting Disclosure

Consistent with this Policy, Sub-Advisors shall submit to Timothy Partners, Ltd.  a complete proxy voting record to be filed with the Securities and Exchange Commission on an annual basis for each period ending June 30th on SEC Form N-PX.  In addition, the Proxy Voting Officer shall make the Fund's proxy voting record available to any Fund shareholder who may wish to review such record through The Timothy Plan website.  The Timothy Plan website shall notify shareholders of the Fund that the Fund's proxy voting record and a copy of this Policy is available, without charge, to the shareholders by calling the Trust's toll-free number as listed in its current prospectus.  Timothy Partners shall respond to all shareholder requests for records within three business days of such request by first-class mail or other means designed to ensure prompt delivery.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	October 1, 2013

Record Keeping

In connection with this Policy, the Proxy Voting Officer, when called upon by a Sub-Advisor to vote, shall maintain a record of the following:

1.
copies of all proxy solicitations received by the Fund, including a brief summary of the name of the issuer of the portfolio security, the exchange ticker symbol for the security, the CUSIP number, and  the shareholder meeting date;

2.	a reconciliation of the proxy solicitations received and number of shares held by the Fund in the company;

3.	the analysis undertaken to ensure that the vote cast is consistent with this Policy;

4.	copies, if any, of all waiver requests submitted to the Board and the Board's final determination relating thereto;

5.	copies, if any, of all documents submitted to the Board relating to conflict of interest transactions and the Board's final determination relating thereto;

6.	copies of any other documents created or used by the Proxy Voting Officer in determining how to vote the proxy;

7.	copies of all votes cast;

8.	copies of all quarterly summaries presented to the Board; and

9.	copies of all shareholder requests for the Fund's proxy voting record and responses thereto.

All records required to be maintained under this Policy shall be maintained in the manner and for such period as is consistent with other records required to be maintained by Advisor pursuant to Rule 204-2 of the Advisors Act.  Copies shall be provided to Timothy Partners, Ltd. promptly upon request.

Summary

Timothy Partners, Ltd.  (the “Advisor”) is registered with the Securities and Exchange Commission as an Investment Advisor under the Investment Advisors Act of 1940, as amended (the “Advisors Act”).  Pursuant to an advisory agreement between Advisor and The Timothy Plan (the “Trust”),  the Advisor manages the assets of The Timothy Plan Family of Funds (the “Funds”).  As the Investment Advisor to the Funds, Advisor is responsible for voting all proxies related to securities held in their investment portfolios.  With the approval of the Board of Trustees of the Trust (the “Board”), the Advisor has delegated day-to-day money management responsibilities for certain of the Funds to Sub-Advisors.  Because a Fund's Sub-Advisor, under the close scrutiny of the Advisor, monitors and reviews the companies in which the Fund invests, the Advisor has delegated its authority to vote proxies to the Fund's Sub-Advisor.  Each Sub-Advisor's proxy voting policies and procedures have been reviewed by the Advisor and the Board.

Advisor, consistent with its fiduciary duties and pursuant to Rule 206(4)-6 under the Advisors Act, will vote, or cause the Funds' Sub-Advisors to vote, proxies in a manner that promotes the shareholders' best interests.  In determining how to vote proxies, Advisor and the Sub-Advisors shall review each proxy proposal, analyze the impact each proposal may have on the moral considerations set forth in the Funds' Prospectus, and shall vote in a manner not inconsistent with those moral considerations.  Advisor and the Sub-Advisors will not subordinate the economic interests of the Funds' shareholders to their own interests or to that of any other entity or interested party.  In the event that a conflict of interest arises between Advisor or a Sub-Advisor and a Fund, a complete description of the conflict will be presented to the Board, and the proxy will be voted as directed by the Board.

A copy of Advisor's Proxy Voting Policies and Procedures may be obtained by calling The Timothy Plan at 1-800-846-7526 or may be viewed on line at www.timothyplan.com.  A copy also may be obtained from Fund documents filed with the SEC at its website www.sec.gov.   A record of the actual proxy votes cast by each Fund also is available upon request made to The Timothy Plan either by phone or by contacting Timothy Plan on its website.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	October 1, 2013

PART C. OTHER INFORMATION

Item 28.	Exhibits.

(a)	Articles of Incorporation - Agreement and Declaration of Trust, filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

(b)	By-Laws - filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

(c)	Instruments Defining Rights of Security Holders – See Declaration of Trust, filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, and incorporated herein by reference.

(d)	Investment Advisory Contracts.

(1)
Registrant's Form of Investment Advisory Agreement dated January 19, 1994 with Timothy Partners, Ltd., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

(2)
Registrant's Form of Amendment dated August 28, 1995 to the Investment Advisory Agreement dated January 19, 1994 with Timothy Partners, Ltd., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

(3)
Registrant's Form of Amendment dated March 12, 1997 to the Investment Advisory Agreement dated January 19, 1994 with Timothy Partners, Ltd., which was filed as an Exhibit to Registrant's Post-Effective No. 6, is hereby incorporated by reference.

(4)
Registrant's Form of Amendment to the Investment Advisory Agreement dated May 1, 1998 to the Investment Advisory Agreement dated January 19, 1994 with Timothy Partners, Ltd., which was filed as an Exhibit to Registrant's Post-Effective No. 8, is hereby incorporated by reference.

(5)
Registrant's Form of Amendment to the Investment Advisory Agreement dated May 1, 1999 with Timothy Partners, Ltd., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.

(6)
Registrant's Form of Investment Advisory Agreement dated April 27, 2001 with Timothy Partners, Ltd. on behalf of the Strategic Growth Portfolio Variable Series, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 13 on May 1, 2001, is hereby incorporated by reference.

(7)
Registrant's Form of Investment Advisory Agreement dated April 27, 2001 with Timothy Partners, Ltd. on behalf of the Conservative Growth Portfolio Variable Series, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 13 on May 1, 2001, is hereby incorporated  by reference.

(8)
Registrant's Form of Sub-Investment Advisory Agreement dated March 1, 2005 with Timothy Partners, Ltd. and Westwood Management Group, on behalf of the Timothy Plan Large/Mid-Cap Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 25, is hereby incorporated by reference.

(9)
Registrant's Form of Sub-Investment Advisory Agreement dated January 1, 2006 with Timothy Partners, Ltd. and Westwood Management Group, on behalf of the Timothy Plan Small-Cap Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 25, is hereby incorporated by reference.

(10)
Registrant's Form of Sub-Investment Advisory Agreement dated July 1, 2004 with Timothy Partners, Ltd. and Barrow, Hanley, Mewhinney & Strauss, on behalf of the Timothy Plan Fixed Income and Money Market Funds, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.

(11)
Registrant's Form of Sub-Investment Advisory Agreement dated May 1, 2007 with Timothy Partners, Ltd. and Barrow, Hanley & Mewhinney, on behalf of the Timothy Plan High Yield Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

(12)
Registrant's Form of Amendment to the Investment Advisory Agreement dated May 1, 2007 with Timothy Partners, Ltd on behalf of the Timothy Plan High Yield Fund and Timothy Plan International Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

(13)
Registrant's Form of Sub-Investment Advisory Agreement dated May 1, 2007 with Timothy Partners, Ltd. and Eagle Global Advisors, on behalf of the Timothy Plan International Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

(14)
Registrant's Form of Sub-Investment Advisory Agreement dated January 1, 2008 with Timothy Partners, Ltd. and Chartwell Investment Partners, on behalf of the Timothy Plan Aggressive Growth Fund, which was filed as an Exhibit to Registrant's Definitive Proxy on Form N-14 on November 6, 2007, is hereby incorporated by reference.

(15)
Registrant's Form of Sub-Investment Advisory Agreement dated January 1, 2008 with Timothy Partners, Ltd. and Chartwell Investment Partners, on behalf of the Timothy Plan Large/Mid Cap Growth Fund, which was filed as an Exhibit to Registrant's Definitive Proxy on Form N-14 on November 6, 2007, is hereby incorporated by reference.

(16)
Registrant's Form of Investment Advisory Agreement dated August 6, 2009 with Timothy Partners, Ltd. on behalf of the Timothy Plan Defensive Strategies  Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 32, is hereby incorporated by reference.

(17)
Registrant's Form of Sub-Investment Advisory Agreement dated January 1, 2008 with Timothy Partners, Ltd. and Delaware Management Business Trust, on behalf of the Timothy Plan Defensive Strategies Fund, which was filed as an Exhibit to Registrant's Definitive Proxy on Form N-14 on June 22, 2010, is hereby incorporated by reference.

(18)
Registrant's Form of Amendment to the Investment Advisory Agreement dated October 11, 2011 with Timothy Partners, Ltd., on behalf of the Timothy Plan Israel Common Values Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42 on October 11, 2011, is hereby incorporated by reference.

(19)
Registrant's Form of Investment Sub-Advisory Agreement dated October 11, 2011, with Eagle Global Advisors, on behalf of the Timothy Plan Israel Common Values Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42 on October 11, 2011, is hereby incorporated by reference.

(20)
Registrant's Form of Amendment to the Investment Advisory Agreement dated November 18, 2012 with Timothy Partners, Ltd on behalf of the Timothy Plan Emerging Markets Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 49 on November 30, 2012, is hereby incorporated by reference.

(21)
Registrant's Form of Sub-Advisory Agreement, dated November 30, 2012, with Brandes Investment Partners, LP, on behalf of the Timothy Plan Emerging Markets Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 49 on November 30, 2012, is hereby incorporated by reference.

(22)	Registrant's Form of Amendment to the Investment Advisory Agreement dated October 1, 2013 with Timothy Partners, Ltd on behalf of the Timothy Plan Growth and Income Fund, will be filed by amendment.

(23)	Registrant's Form of Sub-Advisory Agreement, dated October 1, 2013, with James Investment Research, Inc., on behalf of the Timothy Plan Growth and Income Fund, will be filed by amendment.

e.	Underwriting Contracts

(1)	Form of Registrant's Underwriting Agreement dated July 1, 1997 with Timothy Partners, Ltd., which was filed as an Exhibit to Registrant's Post-Effective No. 6, is hereby incorporated by reference.

(2)
Form of Registrant’s Amendment to Underwriting Agreement dated May 1, 2004 with Timothy Partners Ltd. on behalf of the Timothy Plan US Patriot Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19 on March 5, 2004, is hereby incorporated by reference.

(3)
Form of Registrant’s Amendment to Underwriting Agreement dated October 11, 2011 with Timothy Partners Ltd. on behalf of the Timothy Plan Israel Common Values Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42 on October 11, 2011, is hereby incorporated by reference.

(4)
Form of Registrant’s Amendment to Underwriting Agreement dated October 31, 2012 with Timothy Partners Ltd. on behalf of the Timothy Plan Emerging Markets Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 49 on November 30, 2012, is hereby incorporated by reference.

(5)	Form of Registrant’s Amendment to Underwriting Agreement dated October 1, 2013 with Timothy Partners Ltd. on behalf of the Timothy Plan Growth and Income Fund, will be filed by amendment.

f.	Bonus or Profit Sharing Contracts - Not Applicable

g.	Custodian Agreements

(1)	Form of Custodian Agreement - which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 15, is hereby incorporated by reference.

h.	Other Material Contracts

(1)
Form of Registrant's Amendment dated May 1, 1996 to Registrant's Administrative Agreement dated January 19, 1994 with Covenant Financial Management, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

(2)
Form of Registrant's Administrative Agreement dated January 19, 1994 with Covenant Financial Management, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

(3)
Form of Registrant's Form of Participation Agreement dated May 1, 1998 on behalf of The Timothy Plan Variable Series with Annuity Investors Life Insurance Company and Timothy Partners, Ltd., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.

(5)	Powers of Attorney, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 20, are hereby incorporated by reference.

(6)
Form of Registrant's Mutual Fund Services Agreement with Unified Fund Services, Inc., dated December 4, 2006, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

(7)
Form of Registrant's Mutual Fund Services Agreement with Gemini Fund Services, Inc., dated August 5, 2011, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 44 on January 31, 2012, is hereby incorporated by reference.

i.	Opinion and Consent of Counsel – Opinion and Consent of David Jones, Esq.,- will be filed by amendement.

j.	Other Opinions- Consent of Independent Registered Public Accounting Firm,- Not Applicable.

k.	Omitted Financial Statements - None

l.	Initial Capital Agreements -

(1)	Investment letters between the Registrant and its initial shareholders, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, are hereby incorporated by reference.

m.	Rule 12b-1 Plans

(1)	Registrant's Plan of Distribution for Class A Shares, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.

(3)	Registrant’s Plan of Distribution for Class C shares, which was filed as an Exhibit to Registrant’s Post-effective Amendment No. 18, is hereby incorporated herein by reference.

(5)
Registrant’s Amendment to Plan of Distribution for Class A Shares, adding the Timothy Plan High Yield Fund and Timothy Plan International Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

(6)
Registrant’s Amendment to Plan of Distribution for Class C Shares, adding the Timothy Plan High Yield Fund and Timothy Plan International Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

(4)
Registrant’s Amendment to Plan of Distribution for Class A Shares, adding the Timothy Plan Defensive Strategies Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 32, is hereby incorporated by reference.

(5)
Registrant’s Amendment to Plan of Distribution for Class C Shares, adding the Timothy Plan Defensive Strategies Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 32, is hereby incorporated by reference.

(6)
Registrant’s amended Plan of Distribution for Class C shares, adding the Timothy Plan Israel Common Values Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42 on October 11, 2011, is hereby incorporated by reference.

(7)
Registrant’s Amendment to Plan of Distribution for Class A Shares, adding the Timothy Plan Israel Common Values Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42 on October 11, 2011, is hereby incorporated by reference.

(8)
Registrant’s amended Plan of Distribution for Class C shares, adding the Timothy Plan Emerging Markets Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 49 on November 30, 2012, is hereby incorporated by reference.

(9)
Registrant’s Amendment to Plan of Distribution for Class A Shares, adding the Timothy Plan Emerging Markets Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 49 on November 30, 2012, is hereby incorporated by reference.

(10)	Registrant’s amended Plan of Distribution for Class C shares, adding the Timothy Plan Growth and Income Fund, will be filed by amedment.

(11)	Registrant’s amended Plan of Distribution for Class A shares, adding the Timothy Plan Growth and Income Fund, will be filed by amedment.

n.	Rule 18f-3 Plan –

(1)	Registrant's Multiple Class Plan, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6, is hereby incorporated by reference.

o.	Reserved

p.	Code of Ethics –

(1)
Form of Code of Ethics for the Timothy Plan and Timothy Partners Ltd., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11 on August 17, 2001, is hereby incorporated by reference.

(2)
Form of Code of Ethics of Barrow, Hanley, Mewhinney & Strauss, LLC, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 44 on January 31, 2012, is hereby incorporated by reference.

(3)	Form of Code of Ethics of Chartwell Investment Partners, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 44 on January 31, 2012, is hereby incorporated by reference.

(4)	Form of Code of Ethics of Delaware Management Company, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 44 on January 31, 2012, is hereby incorporated by reference.

(5)	Form of Code of Ethics of Eagle Global Advisors, LLC, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 44 on January 31, 2012, is hereby incorporated by reference.

(6)
Form of Code of Ethics of Jefferies Asset Management Company, LLC, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 44 on January 31, 2012, is hereby incorporated by reference.

(7)	Form of Code of Ethics of Westwood Management Corp., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 44 on January 31, 2012, is hereby incorporated by reference.

(8)	Form of Code of Ethics of Brandes Investment Partners, LP, will be filed by amendment.

(9)	Form of Code of Ethics of James Investment Research, Inc., will be filed by amendment.

Item 29.	Persons Controlled by or Under Common Control with Registrant.

See "General Information - Holders of more than 5% of Each Fund's Shares" in the Statement of Additional Information dated January 30, 2013.

Item 30.	Indemnification.

Under the terms of the Delaware Business Trust Act and the Registrant's Agreement and Declaration of Trust and By-Laws, no officer or Trustee of the Trust shall have any liability to the Trust or its shareholders for damages, except to the extent such limitation of liability is precluded by Delaware law, the Agreement and Declaration of Trust or the By-Laws.

The Delaware Business Trust Act, section 3817, permits a business trust to indemnify any trustee, beneficial owner, or other person from and against any claims and demands whatsoever. Section 3803 protects a trustee, when acting in such capacity, from liability to any person other than the business trust or beneficial owner for any act, omission, or obligation of the business trust or any trustee thereof, except as otherwise provided in the Agreement and Declaration of Trust.

The Agreement and Declaration of Trust provides that the Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, manager or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the By-Laws, the Trust out of its assets may indemnify and hold harmless each and every officer and Trustee of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a officer or Trustee of the Trust; provided that nothing contained in the Agreement and Declaration of Trust shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The By-Laws provide indemnification for an officer or Trustee who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Trust), by reason of the fact that such person is or was an agent of the Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that such person acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as an agent of the Trust, that his conduct was in the Trust's best interests and (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.

The termination of any proceeding by judgment, order or settlement shall not of itself create a presumption that the person did not meet the requisite standard of conduct set forth above. The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or any entry of an order of probation prior to judgment, shall create a rebuttable presumption that the person did not meet the requisite standard of conduct set forth above.

The By-Laws further provide indemnification for an officer or Trustee who was or is a party or is threatened to be made a party to any proceeding by or in the right of the Trust to procure a judgment in its favor by reason of the fact that the person is or was an agent of the Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of the Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

The By-Laws provide no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of an officer's or Trustee's office with the Trust. Further no indemnification shall be made:

(a)           In respect of any proceeding as to which an officer or Trustee shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

(b)           In respect of any proceeding as to which an officer or Trustee shall have been adjudged to be liable in the performance of that person's duty to the Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the relevant circumstances of the case, that person is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; however, in such case, indemnification with respect to any proceeding by or in the right of the Trust or in which liability shall have been adjudged by reason of the disabling conduct set forth in the preceding paragraph shall be limited to expenses; or

(c)           Of amounts paid in settling or otherwise disposing of a proceeding, with or without court approval, or of expenses incurred in defending a proceeding which is settled or otherwise disposed of without court approval, unless the required approval as set forth below is obtained.

The By-Laws provide to the extent that an officer or Trustee has been successful, on the merits or otherwise, in the defense of any proceeding as set forth above before a court or other body before whom a proceeding was brought, the officer or Trustee shall be indemnified against expenses actually and reasonably incurred by the officer or Trustee in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the officer or Trustee was not liable by reason of the disabling conduct also as set forth above.

Except as provided for in the preceding paragraph, the By-Laws provide that any indemnification provided therein shall be made by the Trust only if authorized in the specific case on a determination that indemnification of the officer or Trustee is proper in the circumstances because the officer or Trustee has met the applicable standard of conduct as set forth above and is not prohibited from indemnification because of the disabling conduct also as set forth above, by:

(a)           A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940);

(b)           A written opinion by an independent legal counsel; or

(c)           The shareholders; however, shares held by an officer or Trustee who is a party to the proceeding may not be voted on the subject matter.

The By-Laws permit expenses incurred in defending any proceeding as set forth above to be advanced by the Trust before the final disposition of the proceeding if (a) receipt of a written affirmation by the officer or Trustee of his good faith belief that he has met the standard of conduct necessary for indemnification as set forth therein and a written undertaking by or on behalf of the officer or Trustee, such undertaking being an unlimited general obligation to repay the amount of the advance if it is ultimately determined that he has not me those requirements, and (b) a determination would not preclude indemnification as set forth therein. Determinations and authorizations of payments must be made in the manner specified above for determining that the indemnification is permissible.

No indemnification or advance is permitted under the By-Laws, with limited exceptions as set forth therein, in any circumstances where it appears:

(a)           That it would be inconsistent with a provision of the Agreement and Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

(b)           That it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

The Trustees and officers of the Trust are entitled and empowered under the Agreement and Declaration of Trust and By-Laws, to the fullest extent permitted by law, to purchase errors and omissions liability insurance with assets of the Trust, whether or not a Fund would have the power to indemnify him against such liability under the Agreement and Declaration of Trust or By-Laws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustees, the officers, the underwriter or control persons of the Registrant pursuant to the foregoing provisions, the Registrant has been informed that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable.

Item 31.	Business and Other Connections of the Investment Manager

Timothy Partners, Ltd. ("TPL") serves as investment adviser of the Trust. Form ADV Part I of TPL as filed with the Securities and Exchange Commission via the FINRA's IARD system is hereby incorporated by reference.

Covenant Financial Management, Inc. is a marketing/consulting firm owned by Arthur D. Ally that renders consulting advice to TPL with regard to marketing plans to be employed to target potential investor groups that might be interested in investing in the Trust because of its investment objectives and criteria.

Item 32.	Principal Underwriter.

(a)           Timothy Partners, Ltd. ("TPL") is the principal underwriter for the Trust and currently acts as underwriter only for the Trust.

(b)           The table below sets forth certain information as to the Underwriter's directors, officers and control persons:

Name and Principal Business Address	Positions and Offices with the Underwriter	Positions and Offices with the Trust
Arthur D. Ally 1055 Mailtand Center Commons Maitland, FL 32751	President of TPL	Chairman, President and Treasurer

(c)	None

Item 33.	Location of Accounts and Records.

Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 17 CFR 270.31a-1 to 31a-3 promulgated thereunder, is maintained by the Trust at 1055 Maitland Center Commons, Maitland, Florida 32751, except for those maintained by the Trust's custodian, US Bank, N.A., 425 Vine Street, Cincinnati, Ohio, 45202, and the Registrant's administrator, transfer, redemption and dividend disbursing agent and accounting services agent, Gemini Fund Services, Inc., 4020 South 147th Street, Omaha, Nebraska  68137.

Item 34.	Management Services.

All substantive provisions of any management-related service contract are discussed in Parts A and B of this Registration Statement.

Item 35.	Undertakings.

Registrant hereby undertakes, if requested by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director(s) and to assist in communications with other shareholders in accordance with Section 16(c) of the 1940 Act, as though Section 16(c) applied.

Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

Registrant hereby undertakes to carry out all indemnification provisions of its Agreement and Declaration of Trust and By-Laws in accordance with Investment Company Act Release No. 11330 (Sept. 4, 1980) and successor releases.

Insofar as indemnifications for liability arising under the Securities Act of 1933, as amended ("1933 Act"), may be permitted to directors, officers and controlling person of the Registrant pursuant to the provision under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, The Timothy Plan (the "Trust") hereby certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 58 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the city of Maitland and the State of Florida on July 16, 2013.

THE TIMOTHY PLAN

By: /s/ Arthur D. Ally
ARTHUR D. ALLY
Chairman, President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 59 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ Arthur D. Ally ARTHUR D. ALLY	Chairman, President & Treasurer- Trustee	July 15, 2013
/s/ Joseph E. Boatwright* JOSEPH E. BOATWRIGHT	Trustee, Secretary	July 15, 2013
/s/ Matthew D. Staver* MATHEW D. STAVER	Trustee	July 15, 2013
/s/ Deborah Honneycutt* DEBORAH HONEYCUTT	Trustee	July 15, 2013
/s/ Charles E. Nelson* CHARLES E. NELSON	Trustee	July 15, 2013
/s/ Scott Preissler, Ph.D.* SCOTT PREISSLER, Ph.D.	Trustee	July 15, 2013
/s/ Alan M. Ross* ALAN M. ROSS	Trustee	July 15, 2013
/s/ Richard W. Copeland* RICHARD W. COPELAND	Trustee	July 15, 2013
/s/ Kenneth Blackwell* KENNETH BLACKWELL	Trustee	July 15, 2013
/s/ William W. Johnson* WILLAM W. JOHNSON	Trustee	July 15, 2013
/s/ John C. Mulder* JOHN C. MULDER	Trustee	July 15, 2013
/s/ Patrice Tsague* PATRICE TSAGUE	Trustee	July 15, 2013

*  By Arthur D. Ally, Attorney-In-Fact under Powers of Attorney